MET INVESTORS SERIES TRUST

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

December 26, 2013

Dear Contract Owner:

As an owner (“Contract Owner”) of a variable annuity or variable life insurance contract (the “Contract”) issued by Metropolitan Life Insurance Company or one of its affiliated insurance companies (each an “Insurance Company”), you have the right to instruct the Insurance Company how to vote certain shares of the ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio) (“Acquired Portfolio”) of the Met Investors Series Trust (“MIST”) at a Special Meeting of Shareholders to be held on February 21, 2014 (the “Meeting”). Although you are not directly a shareholder of the Acquired Portfolio, some or all of your Contract value is invested, as provided by your Contract, in the Acquired Portfolio. Accordingly, you have the right under your Contract to instruct the Insurance Company how to vote the Acquired Portfolio shares that are attributable to your Contract at the Meeting. Before the Meeting, I would like your voting instructions on the important proposal described in the accompanying Prospectus/Proxy Statement.

The Prospectus/Proxy Statement describes the proposed reorganization of the Acquired Portfolio. All of the assets of the Acquired Portfolio would be acquired by the ClearBridge Aggressive Growth Portfolio (“Acquiring Portfolio”), another series of MIST, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio. Acquiring Portfolio’s investment objective is identical to that of the Acquired Portfolio’s, and the Acquired Portfolio’s and the Acquiring Portfolio’s investment strategies are also identical.

You will receive shares of the Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of your Acquired Portfolio’s shares immediately prior to the reorganization. You will receive Class A, Class B, or Class E shares of the Acquiring Portfolio, depending on the class of shares of the Acquired Portfolio you currently hold. Details about the Acquiring Portfolio’s investment objective, performance, and management team are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is expected to be a non-taxable event for shareholders and Contract Owners.

You are also being sent a separate Information Statement. The Information Statement provides information about the appointment of ClearBridge Investments, LLC to replace Janus Capital Management LLC as the subadviser to the Acquired Portfolio. The accompanying Information Statement is for your information only. You do not need to do anything in response to the accompanying Information Statement.

The Board of Trustees of MIST has approved the proposed reorganization of the Acquired Portfolio and recommends that you instruct the Insurance Company to vote FOR the proposal.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposal. If you attend the Meeting, you may give your voting instructions in person. If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed voting instructions form in the enclosed postage-paid envelope. You may also transmit your voting instructions by telephone or through the Internet. Instructions on how to complete the voting instructions form or vote by telephone or through the Internet are included immediately after the Notice of Special Meeting of Shareholders.

If you have any questions about the voting instructions form please call MIST at 1-800-638-7732. If we do not receive your completed voting instructions form or your telephone or Internet vote within several weeks, you may be contacted by Computershare Fund Services, our proxy solicitor, who will remind you to pass on your voting instructions.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

Elizabeth M. Forget
President
Met Investors Series Trust

MET INVESTORS SERIES TRUST

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

ClearBridge Aggressive Growth Portfolio II

(formerly, Janus Forty Portfolio)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on February 21, 2014

To the Shareholders of the ClearBridge Aggressive Growth Portfolio II:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio) of Met Investors Series Trust (“MIST”), a Delaware statutory trust, will be held at the offices of MetLife Advisers, LLC, One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111, on February 21, 2014 at 10:00 a.m. Eastern Time and any adjournments thereof (the “Meeting”) for the following purpose:

1.	To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of the ClearBridge Aggressive Growth Portfolio II (“Acquired Portfolio”) by the ClearBridge Aggressive Growth Portfolio (“Acquiring Portfolio”), a series of MIST, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio. The Plan also provides for the distribution of these shares of the Acquiring Portfolio to shareholders of the Acquired Portfolio in liquidation and subsequent termination of the Acquired Portfolio. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Acquired Portfolio.

The Board of Trustees of MIST has fixed the close of business on November 29, 2013 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

By order of the Board of Trustees

Michael P. Lawlor
Assistant Secretary
Met Investors Series Trust

December 26, 2013

CONTRACT OWNERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING VOTING INSTRUCTIONS FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR FOLLOW THE INSTRUCTIONS IN THE MATERIALS RELATING TO TELEPHONE OR INTERNET VOTING. INSTRUCTIONS ON HOW TO COMPLETE THE VOTING INSTRUCTIONS FORM OR VOTE BY TELEPHONE OR OVER THE INTERNET ARE INCLUDED IMMEDIATELY FOLLOWING THIS NOTICE. IT IS IMPORTANT THAT YOU PROVIDE VOTING INSTRUCTIONS PROMPTLY.

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTIONS FORM

The following general rules for signing voting instructions forms may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your voting instructions form properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

REGISTRATION	VALID SIGNATURE

CORPORATE ACCOUNTS

(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

TRUST ACCOUNTS

(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS

(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

After completing your voting instructions form, return it in the enclosed postage-paid envelope.

INSTRUCTIONS FOR VOTING BY TELEPHONE

To vote by telephone, follow the steps below.

1.	Read the accompanying proxy information and voting instructions form.

2.	Call 1-866-298-8476.

3.	Follow the recorded instructions. Have your voting instructions form ready.

You do not need to return your voting instructions form if you vote by telephone.

INSTRUCTIONS FOR VOTING OVER THE INTERNET

To vote over the Internet, follow the steps below.

1.	Read the accompanying proxy information and voting instructions form.

2.	Log on to www.proxy-direct.com.

3.	Follow the on-screen instructions.

You do not need to return your voting instructions form if you vote over the Internet.

*  *  *

If you have any questions about how to provide voting instructions, please call MIST at 1-800-638-7732.

ACQUISITION OF ASSETS AND ASSUMPTION OF LIABILITIES OF

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II

(formerly, Janus Forty Portfolio)

a series of

Met Investors Series Trust

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

(800) 638-7732

BY AND IN EXCHANGE FOR SHARES OF

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

also a series of

Met Investors Series Trust

PROSPECTUS/PROXY STATEMENT

DATED DECEMBER 26, 2013

This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio) (“Acquired Portfolio”) for consideration at a Special Meeting of Shareholders to be held on February 21, 2014 at 10:00 a.m. Eastern time at the offices of MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111, and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of the Acquired Portfolio’s shareholders, the Board of Trustees of Met Investors Series Trust (the “Trust” or “MIST”) has approved the proposed reorganization of the Acquired Portfolio, which is a series of MIST, into the ClearBridge Aggressive Growth Portfolio (“Acquiring Portfolio”), another series of MIST. The Acquired Portfolio and Acquiring Portfolio are sometimes referred to in this Prospectus/Proxy Statement individually as a “Portfolio” and collectively as the “Portfolios.”

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

Separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated insurance companies (each an “Insurance Company” and, collectively, the “Insurance Companies”) are the record owners of the Acquired Portfolio’s shares and at the Meeting will vote the shares of the Acquired Portfolio held in their separate accounts.

As an owner of a variable life insurance or annuity contract (a “Contract”) issued by an Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of the Acquired Portfolio at the Meeting that are attributable to your Contract. Although you are not directly a shareholder of the Acquired Portfolio, you have this right because some or all of your Contract value is invested, as provided by your Contract, in the Acquired Portfolio. For simplicity, in this Prospectus/Proxy Statement:

•	“Record Holder” of the Acquired Portfolio refers to each Insurance Company which holds Acquired Portfolio’s shares of record, unless indicated otherwise in this Prospectus/Proxy Statement;

•	“shares” refers generally to your shares of beneficial interest in the Acquired Portfolio; and

•	“shareholder” or “Contract Owner” refers to you.

In the reorganization, all of the assets of the Acquired Portfolio will be acquired by the Acquiring Portfolio in exchange for Class A, Class B, and Class E shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio (the “Reorganization”). If the Reorganization is approved by the Acquired Portfolio’s shareholders, shares of the Acquiring Portfolio will be distributed to each Record Holder in liquidation of the Acquired Portfolio, and the Acquired Portfolio will be terminated as a series of MIST. You will receive Class A, Class B or Class E shares of the Acquiring Portfolio, depending on the class of shares of the Acquired Portfolio you currently hold. Immediately after the Reorganization, you will hold that number of full and fractional shares of the Acquiring Portfolio which have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio you held immediately before the Reorganization.

The Acquired Portfolio and Acquiring Portfolio are each separate non-diversified series of MIST, a Delaware statutory trust, which is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The primary investment objective of the Acquired Portfolio is identical to that of the Acquiring Portfolio, as follows:

Portfolio	Investment Objective
Acquired Portfolio	Capital appreciation.
Acquiring Portfolio	Capital appreciation.

This Prospectus/Proxy Statement explains concisely the information about the Acquiring Portfolio that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Portfolio and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about the Acquired Portfolio:	How to Obtain this Information:

Prospectus of MIST relating to the Acquired Portfolio, dated April 29, 2013, as amended

Statement of Additional Information of MIST relating to the Acquired Portfolio, dated April 29, 2013, as amended

Annual Report of MIST relating to the Acquired Portfolio for the year ended December 31, 2012

Semiannual Report of MIST relating to the Acquired Portfolio for the six-month period ended June 30, 2013

Copies are available upon request and without charge if you: • Write to MIST at the address listed on the cover page of this Prospectus/Proxy Statement; or • Call (800) 638-7732 toll-free.

Information about the Acquiring Portfolio:	How to Obtain this Information:

Prospectus of MIST relating to the Acquiring Portfolio, dated April 29, 2013, as amended, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of MIST relating to the Acquiring Portfolio, dated April 29, 2013, as amended

Annual Report of MIST relating to the Acquiring Portfolio for the year ended December 31, 2012

Semiannual Report of MIST relating to the Acquiring Portfolio for the six-month period ended June 30, 2013

Copies are available upon request and without charge if you: • Write to MIST at the address listed on the cover page of this Prospectus/Proxy Statement; or • Call (800) 638-7732 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated December 26, 2013, which relates to this Prospectus/Proxy Statement and the Reorganization	A copy is available upon request and without charge if you: • Write to MIST at the address listed on the cover page of this Prospectus/Proxy Statement; or • Call (800) 638-7732 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to the Acquired Portfolio and the Acquiring Portfolio contained in the Prospectuses of MIST dated April 29, 2013, as amended (SEC File No. 811-10183) is incorporated by reference into this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) The Statement of Additional Information dated December 26, 2013 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the Annual Reports of MIST relating to the Acquired Portfolio and the Acquiring Portfolio for the year ended December 31, 2012 (SEC File No. 811-10183), the Semiannual Reports of MIST relating to the Acquired Portfolio and the Acquiring Portfolio for the six-month period ended June 30, 2013 (SEC File No. 811-10183), and pro forma financial information of MIST relating to the Acquiring Portfolio for the twelve-month period ended June 30, 2013, is incorporated by reference into this document.

An investment in the Acquiring Portfolio through a Contract:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

TABLE OF CONTENTS

Page
SUMMARY	7
Why is the Reorganization being proposed?	7
What are the key features of the Reorganization?	8
After the Reorganization, what shares of the Acquiring Portfolio will I own?	8
How will the Reorganization affect me?	8
Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?	10
How do the Trustees recommend that I vote?	10
Who will be the adviser and subadviser of my Portfolio after the Reorganization?	10
How do the Portfolios’ investment objectives and principal investment strategies compare?	10
Are the risk factors for the Portfolios similar?	11
How do the Portfolios’ fees and expenses compare?	11
What will be the primary federal tax consequences of the Reorganization?	13
COMPARISON OF THE PORTFOLIOS	14
What are the principal risks of investing in each Portfolio?	14
Are there any other risks of investing in each Portfolio?	18
How do the Portfolios’ investment objectives and principal investment strategies compare?	18
How do the Portfolios’ portfolio turnover rates compare?	20
How do the Portfolios’ performance records compare?	20
Who will be the adviser, subadviser and portfolio managers of my Portfolio after the Reorganization? What will the management fee be after the Reorganization?	22
INFORMATION ABOUT THE REORGANIZATION	25
Reasons for the Reorganization	25
Agreement and Plan of Reorganization	27
Federal Income Tax Consequences	28
Pro Forma Capitalization	30
Distribution of Shares	31
Purchase and Redemption Procedures	32
Exchange Privileges	32
Dividend Policy	32
Tax Information	33
Payments to Insurance Companies and Their Affiliates	33
COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS	34
Form of Organization	34
Capitalization	34

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Portfolios and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The Reorganization is part of a restructuring that is designed to eliminate the offering of overlapping funds in the MetLife families of funds with similar investment objectives and similar principal investment strategies and that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. Effective November 1, 2013, the subadviser to the Acquiring Portfolio assumed responsibility for the day-to-day management of the Acquired Portfolio. As of that date, the Acquired Portfolio changed its investment objective and principal investment strategies. As a result, the Acquired Portfolio and the Acquiring Portfolio have the same subadviser, identical investment objectives, and identical principal investment strategies. In comparing the Portfolios’ performance while the Acquired Portfolio was under the management of the prior subadviser, using different investment strategies than those employed by the current subadviser, the Acquiring Portfolio outperformed the Acquired Portfolio over the 1-, 3- and 5-year periods as of June 30, 2013. In addition, due to the aggregation of the Portfolios’ assets the Acquiring Portfolio’s total annual operating expenses for Class A, Class B, and Class E shares are expected to be lower following the Reorganization than the respective total operating expenses for Class A, Class B, and Class E shares of the Acquired Portfolio and the Acquiring Portfolio prior to the Reorganization. As a result of the aggregation of the Portfolios’ assets after the Reorganization, the subadvisory fees will be lower and the Adviser will reduce its advisory fees in order to pass the benefit of reduced subadvisory fees to the shareholders, as follows: MetLife Advisers has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the management fees payable to it by the Acquired Portfolio and the Acquiring Portfolio reflecting the difference, if any, between the aggregate subadvisory fees payable by MetLife Advisers to ClearBridge Investments, LLC (“ClearBridge” or the “Subadviser”), the subadviser to the Portfolios, individually with respect to the Portfolios and the subadvisory fees that would be payable by MetLife Advisers to ClearBridge if the assets of the Portfolios were aggregated for purposes of calculating such subadvisory fees.

Following the Reorganization, the Acquiring Portfolio may also in the future benefit from lower expenses that are achieved through economies of scale. The Portfolios’ subadviser has agreed to pay all of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures. Accordingly, the Board of Trustees of MIST, on behalf of the Acquired Portfolio, believes that the Reorganization is in the best interests of the Acquired Portfolio.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for Class A, Class B, and Class E shares of the Acquiring Portfolio;

•	the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio;

•

the liquidation of the Acquired Portfolio by distribution of Class A, Class B, and Class E shares of the Acquiring Portfolio to the Acquired Portfolio’s Class A , Class B, and Class E shareholders, respectively; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about April 28, 2014.

After the Reorganization, what shares of the Acquiring Portfolio will I own?

If you own Class A, Class B or Class E shares of the Acquired Portfolio, you will own Class A, Class B or Class E shares of the Acquiring Portfolio, respectively. The new shares you receive will have the same total value as your shares of the Acquired Portfolio as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

Following the Reorganization, on a pro forma basis, the Acquiring Portfolio’s total annual operating expenses for Class A, Class B, and Class E shares are expected to be lower than the respective total operating expenses for Class A, Class B, and Class E shares of the Acquired Portfolio and the Acquiring Portfolio prior to the Reorganization. Prior to the Reorganization, total annual operating expenses (before the contractual fee waivers) for Class A, Class B, and Class E shares of the Acquired Portfolio were 0.65%, 0.90%, and 0.80%, respectively, while total annual operating expenses (before the contractual fee waivers) for Class A, Class B, and Class E shares of the Acquiring Portfolio were 0.63%, 0.88%, and 0.78%, respectively. However, as a result of the Reorganization, the Portfolios’ total annual operating expenses are 0.57%, 0.82%, and 0.72%, for Class A, Class B, and Class E shares, respectively, on a pro forma basis. In contemplation of the Reorganization, and as described in more detail below, the Adviser has further contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the management fees payable to it by the Acquired Portfolio and the Acquiring Portfolio reflecting the difference, if any, between the aggregate subadvisory fees payable by MetLife Advisers to ClearBridge individually with respect to the Portfolios and the subadvisory fees that would be payable by MetLife Advisers to ClearBridge if the assets of the Portfolios were aggregated for purposes of calculating such subadvisory fees.

The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. The Acquiring Portfolio will sell its shares on a continuous basis at net asset value only to Insurance Companies. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in the Acquiring Portfolio after the Reorganization. After the Reorganization, your Contract values will depend on the performance of the Acquiring Portfolio and not on the performance of the Acquired Portfolio. Neither the Acquired Portfolio, Acquiring Portfolio nor their respective shareholders will bear any costs of the Meeting or any adjourned session, any of the costs associated with, this proxy solicitation or any of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement or any of its enclosures. All of these costs and expenses of the Portfolios will be paid by ClearBridge.

Although the Acquired Portfolio and the Acquiring Portfolio have identical investment objectives and identical principal investment strategies, some securities held by the Acquired Portfolio may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. If such sales occur, the transaction costs will be borne by the Acquired Portfolio. Such costs are ultimately borne by the Portfolio’s shareholders but it is not expected that the transaction costs will affect the value of your Contract after the Reorganization.

Like the Acquired Portfolio, the Acquiring Portfolio will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class A, Class B, and Class E shares, as applicable, of the Acquiring Portfolio.

Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

The Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company’s separate account options, to annuitize, or to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional Class A, Class B or Class E shares, as applicable, of the Acquiring Portfolio. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Trustees recommend that I vote?

The Board of Trustees of MIST, including the Trustees who are not “interested persons” of MIST (the “Independent Trustees”), as such term is defined in the 1940 Act, has concluded that the Reorganization would be in the best interests of the Acquired Portfolio and that the interests of the shareholders of the Acquired Portfolio would not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of the Acquired Portfolio.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION

The Board of Trustees of MIST has also approved the Plan on behalf of the Acquiring Portfolio.

Who will be the adviser and subadviser of my Portfolio after the Reorganization?

MetLife Advisers serves as the investment adviser to both Portfolios, and will continue to serve as the investment adviser to the Acquiring Portfolio after the Reorganization. ClearBridge serves as the subadviser to both Portfolios, and will continue to serve as the subadviser to the Acquiring Portfolio after the Reorganization. For more information, see “Comparison of the Portfolios—Who will be the adviser, subadviser and portfolio manager of my Portfolio after the Reorganization? What will the management fee be after the Reorganization?”

How do the Portfolios’ investment objectives and principal investment strategies compare?

In connection with the November 1, 2013 change in the Acquired Portfolio’s subadviser from Janus Capital Management LLC (“Janus”) to ClearBridge, the investment objective and principal investment strategies of the Acquired Portfolio were changed, resulting in their becoming identical to the Acquiring Portfolio’s investment objective and principal investment strategies. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval.

The principal investment strategies for the Acquired Portfolio are identical to those for the Acquiring Portfolio. Both Portfolios invest, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies that comprise the S&P 500 Index. The Portfolios may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolios’ assets may be invested in the securities of such companies.

For more information, see “Comparison of the Portfolios—How do the Portfolios’ investment objectives and principal investment strategies compare?”

Are the risk factors for the Portfolios similar?

Yes. The risk factors are identical due to the identical investment objectives and identical principal investment strategies of the Acquired Portfolio and the Acquiring Portfolio. For more information, see “Comparison of the Portfolios—What are the principal risks of investing in each Portfolio?” and “Comparison of the Portfolios—Are there any other risks of investing in each Portfolio?”

How do the Portfolios’ fees and expenses compare?

The Acquired Portfolio and the Acquiring Portfolio each offer three classes of shares (Class A, Class B, and Class E). You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B, and Class E shares of each of the Portfolios. The information provided for the “Acquiring Portfolio (Pro Forma)” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for Class A, Class B, and Class E shares of the Acquired Portfolio and the Acquiring Portfolio set forth in the following table and in the example are based on the expenses for each Portfolio’s Class A, Class B, and Class E shares for the twelve-month period ended June 30, 2013. The amounts for Class A, Class B, and Class E shares of the Acquiring Portfolio (Pro Forma) set forth in the following table and example are based on what expenses of the Acquiring Portfolio would have been for the period ended June 30, 2013, had the Reorganization taken place as of July 1, 2012.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Portfolio			Acquiring Portfolio			Acquiring Portfolio (pro forma)
	Class A	Class B	Class E	Class A	Class B	Class E	Class A	Class B	Class E
Management Fee	0.63%	0.63%	0.63%	0.60%	0.60%	0.60%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	None	0.25%	0.15%	None	0.25%	0.15%
Other Expenses	0.02%	0.02%	0.02%	0.03%	0.03%	0.03%	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.65%	0.90%	0.80%	0.63%	0.88%	0.78%	0.57%	0.82%	0.72%

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five-, and ten-year periods. The examples are intended to help you compare the cost of investing in the Acquired Portfolio versus the Acquiring Portfolio and the Acquiring Portfolio (Pro Forma), which assumes the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period, and that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Portfolio Expenses

Acquired Portfolio
	One Year	Three Years	Five Years	Ten Years
Class A	$65	$207	$361	$809
Class B	$91	$286	$497	$1,107
Class E	$81	$254	$443	$989

Acquiring Portfolio
	One Year	Three Years	Five Years	Ten Years
Class A	$64	$202	$351	$786
Class B	$90	$281	$488	$1,084
Class E	$80	$249	$433	$966

Acquiring Portfolio (Pro Forma)
	One Year	Three Years	Five Years	Ten Years
Class A	$58	$183	$318	$714
Class B	$84	$262	$455	$1,014
Class E	$74	$230	$401	$894

What will be the primary federal tax consequences of the Reorganization?

Prior to and as a condition to the closing of the Reorganization, the Acquired Portfolio and the Acquiring Portfolio will have received an opinion from the law firm of Sullivan & Worcester LLP that, while the matter is not entirely free from doubt: (1) no gain or loss will be recognized by the Acquired Portfolio or the separate accounts through which each Insurance Company owns its shares (“Record Holders”) for federal income tax purposes as a result of receiving shares of the Acquiring Portfolio in connection with the Reorganization; (2) the holding period and aggregate tax basis of the shares of the Acquiring Portfolio that are received by the Record Holders of Acquired Portfolio will be the same as the holding period and aggregate tax basis of the shares of the Acquired Portfolio previously held by such Record Holders, provided that such shares of the Acquired Portfolio are held as capital assets; (3) the holding period and tax basis of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio as a result of the Reorganization will be the same as the holding period and tax basis of such assets in the hands of the Acquired Portfolio immediately prior to the Reorganization; and (4) no gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities.

COMPARISON OF THE PORTFOLIOS

What are the principal risks of investing in each Portfolio?

An investment in each Portfolio is subject to certain risks. There is no assurance that the investment performance of either Portfolio will be positive or that the Portfolios will meet their investment objectives. The risk factors are identical due to the identical investment objectives and principal investment strategies of the Portfolios. The following discussion highlights the principal risks associated with investment in each of the Portfolios.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Non-diversification Risk

Each Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Are there any other risks of investing in each Portfolio?

The value of your investment in a Portfolio may be affected by one or more of the risks described above. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus/Proxy Statement.

How do the Portfolios’ investment objectives and principal investment strategies compare?

In connection with the November 1, 2013, change in the Acquired Portfolio’s subadviser from Janus to ClearBridge, the investment objective and principal investment strategies for the Acquired Portfolio were changed, resulting in their becoming identical to the Acquiring Portfolio’s investment objective and principal investment strategies. The Portfolios’ investment objectives are non-fundamental, which means that they may be changed by vote of the Trustees and without shareholder approval. The following table summarizes the Portfolios’ investment objectives and principal investment strategies, as set forth more fully in the Prospectuses and Statement of Additional Information relating to the Portfolios.

Acquired Portfolio and Acquiring Portfolio

Investment Objective	Capital appreciation.

Principal Investment Strategies	ClearBridge, subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio’s assets may be invested in the securities of such companies.

ClearBridge emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. ClearBridge focuses primarily, but not exclusively, on emerging growth companies that have passed their “start up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, ClearBridge considers whether the company may benefit from:

•	New technologies, products or services

•	New cost reducing measures

•	Changes in management

•	Favorable changes in government regulations

The Portfolio may invest up to 25% of its net assets (at the time of investment) in foreign securities, which may include investments in emerging markets. The Portfolio may invest directly in foreign issuers or invest in depositary receipts.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Although the Acquired Portfolio and the Acquiring Portfolio have identical investment objectives and identical principal investment strategies, some securities held by the Acquired Portfolio may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. If such sales occur, the transaction costs will be borne by the Acquired Portfolio. Such costs are ultimately borne by the Portfolio’s shareholders but it is not expected that the transaction costs will affect the value of your Contract after the Reorganization.

How do the Portfolios’ portfolio turnover rates compare?

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Acquired Portfolio’s and the Acquiring Portfolio’s portfolio turnover rates were 7% and 4%, respectively, of the average value of their portfolios.

How do the Portfolios’ performance records compare?

The following charts show how the Class A, Class B, and Class E shares of each Portfolio have performed in the past. Past performance is not an indication of future results. Effective November 1, 2013, ClearBridge became the subadviser to the Acquired Portfolio, and the Acquired Portfolio changed its principal investment strategies. Therefore, the performance information set forth below for the Acquired Portfolio prior to November 1, 2013, reflects the management of the Acquired Portfolio’s prior subadviser using different investment strategies than those employed by ClearBridge.

PAST PERFORMANCE DOES NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

The bar charts below show the performance of each Portfolio’s Class A shares for the last ten calendar years and indicate how each Portfolio has varied from year to year. These charts include the effects of Portfolio expenses. The Acquired Portfolio and the Acquiring Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Year-by-Year Total Return as of December 31 of Each Year

Acquired Portfolio Class A Shares

Highest Quarter:            2nd – 2009            19.96%

Lowest Quarter:             3rd – 2008            -25.49%

Acquiring Portfolio Class A Shares

Highest Quarter:             2nd – 2009            17.35%

Lowest Quarter:              4th – 2008            -22.15%

The next set of tables lists the average annual total return of the Class A, Class B, and Class E shares of the Acquired Portfolio and Acquiring Portfolio for the one-, five-, and ten-year periods and since inception (ended December 31, 2012), as applicable. These tables include the effects of portfolio expenses and compare each Portfolio’s average annual compounded total returns for each class with index returns. Effective November 1, 2013, the Russell 3000 Growth Index replaced the Russell 1000 Growth Index as the primary benchmark of the Acquired Portfolio, and the Russell 1000 Growth Index became the secondary benchmark. These benchmark changes were made because the Russell 3000 Growth Index more precisely reflects the market in which the Acquired Portfolio invests. A description of the relevant indices can be found following the table. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2012

Acquired Portfolio	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class A Shares	22.83%	0.78%	9.45%	—	—
Class B Shares	22.51%	0.53%	N/A	4.08%	4-28-07
Class E Shares	22.64%	0.63%	N/A	4.18%	4-28-07
Russell 3000 Growth Index (reflects no deduction for mutual fund fees or expenses)	15.21%	3.15%	7.69%	—	—
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)	15.26%	3.12%	7.52%	—	—

Acquiring Portfolio	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class A Shares	18.81%	4.45%	7.37%	—	—
Class B Shares	18.51%	4.18%	7.12%	—	—
Class E Shares	18.57%	4.30%	N/A	6.82%	4-17-03
Russell 3000 Growth Index (reflects no deduction for mutual fund fees or expenses)	15.21%	3.15%	7.69%	7.71%	—

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for the Acquiring Portfolio. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about the Acquiring Portfolio is also contained in management’s discussion of the Acquiring Portfolio performance, which appears in the most recent Annual Report of MIST relating to the Acquiring Portfolio.

Who will be the adviser, subadviser and portfolio managers of my Portfolio after the Reorganization? What will the management fee be after the Reorganization?

Management of the Portfolios

The overall management of the Acquired Portfolio and of the Acquiring Portfolio is the responsibility of, and is supervised by, the Board of Trustees of MIST.

Adviser

MetLife Advisers, LLC is the investment manager for the Acquired Portfolio and Acquiring Portfolio. MetLife Advisers selects and pays the fees of the Subadviser for each of the Acquired Portfolio and Acquiring Portfolio and monitors the Subadviser’s investment program. MetLife Investors Group, Inc., an affiliate of MetLife, owns all of the outstanding common shares of MetLife Advisers.

Facts about MetLife Advisers:

•	MetLife Advisers is an affiliate of MetLife.

•

MetLife Advisers manages a family of investment portfolios sold to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $142.65 billion as of September 30, 2013.

•	MetLife Advisers is located at One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111.

MIST relies on an exemptive order from the SEC that permits MetLife Advisers to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of MetLife Advisers or MIST without obtaining shareholder approval. The Trustees of MIST must approve any new subadvisory agreements entered into in reliance on the exemptive order, and MIST must comply with certain other conditions set forth in the order.

The exemptive order also permits MIST to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees of MIST. MIST will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

Subadviser

ClearBridge Investments, LLC is the investment subadviser to the Acquired Portfolio and Acquiring Portfolio. Pursuant to a Subadvisory Agreement with MetLife Advisers, the Subadviser continuously furnishes an investment program for each Portfolio, makes day-to-day investment decisions on behalf of each Portfolio, and arranges for the execution of portfolio transactions.

Facts about the Subadviser:

•	The Subadviser is a wholly-owned subsidiary of Legg Mason, Inc.

•	The Subadviser had assets under management of approximately $80.2 billion as of September 30, 2013.

•	The Subadviser is located at 620 8th Avenue, New York, New York 10018.

Portfolio Management

The Acquired Portfolio and Acquiring Portfolio are each managed by a team of portfolio managers:

•

Richard Freeman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Freeman has managed the ClearBridge Aggressive Growth Fund, Inc. on which the Portfolio is modeled since its inception in 1983 and has more than 37 years of investment experience.

•	Evan Bauman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Bauman has been with the organization since 1996 and has over 17 years of investment experience.

Please refer to MIST’s Statement of Additional Information for information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Acquiring Portfolio.

Management Fees

For its management and supervision of the daily business affairs of the Acquiring Portfolio, MetLife Advisers is entitled to receive a monthly fee at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $500 million of such assets plus 0.60% of such assets over $500 million up to $1 billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion. For the year ended December 31, 2012, the Acquiring Portfolio paid MetLife Advisers an investment advisory fee of 0.61% of the Portfolio’s average daily net assets.

Effective November 1, 2013, the subadvisory fee MetLife Advisers pays to ClearBridge in connection with the investment management of the Acquiring Portfolio and the Acquired Portfolio is calculated based on the aggregate average daily net assets of the Portfolios. MetLife Advisers has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the Management Fees payable to it by the Acquired Portfolio and the Acquiring Portfolio reflecting the difference, if any, between the aggregate subadvisory fees payable by MetLife Advisers to ClearBridge individually with respect to the Portfolios and the subadvisory fees that would be payable by MetLife Advisers to ClearBridge if the assets of the Portfolios were aggregated for purposes of calculating such subadvisory fees. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolios.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is part of an overall plan to reduce the number of portfolios with overlapping investment objectives and policies in the families of funds which serve as funding vehicles for insurance contracts issued by the Insurance Companies and their affiliates. Reducing the number of overlapping portfolios is expected to eliminate some redundancy within the families of funds. At a meeting held on November 19-20, 2013, all of the Trustees of MIST, including the Independent Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of the Acquired Portfolio, and that the interests of existing shareholders of the Acquired Portfolio will not be diluted as a result of the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information that was provided to them by the management of the Acquired Portfolio about the Portfolios and the terms of the proposed Reorganization. The information provided by management showed that the Reorganization presented the potential for current Acquired Portfolio’s shareholders to pursue the same investment objectives in a Portfolio with lower overall expenses. Specifically, the Trustees noted that the shareholders of the Acquired Portfolio may benefit from the Reorganization because, following the Reorganization, the Acquiring Portfolio’s total annual operating expenses for Class A, Class B, and Class E shares are expected to be lower than the respective total operating expenses for Class A, Class B, and Class E shares of the Acquired Portfolio and the Acquiring Portfolio prior to the Reorganization. Furthermore, MetLife Advisers has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the management fees payable to it by the Acquired Portfolio and the Acquiring Portfolio reflecting the difference, if any, between the aggregate subadvisory fees payable by MetLife Advisers to ClearBridge individually with respect to the Portfolios and the subadvisory fees that would be payable by MetLife Advisers to ClearBridge if the assets of the Portfolios were aggregated for purposes of calculating such subadvisory fees. In reviewing the performance of the Acquired Portfolio and the Acquiring Portfolio, the Trustees noted that, as of June 30, 2013, the Acquiring Portfolio outperformed the Acquired Portfolio for the 1-, 3-, 5- and year-to-date periods. The Trustees also noted that performance of the Acquired Portfolio prior to November 1, 2013 reflected the management of the Acquired Portfolio’s prior subadviser using different investment strategies than those employed by ClearBridge.

The combination of the two Portfolios, which have identical investment objectives and principal investment strategies, also is expected to result in operational efficiencies for the Acquiring Portfolio following the Reorganization, although no assurance can be given that these efficiencies will be achieved.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of the interests of the shareholders of the Acquired Portfolio;

•	the fact that the Acquired and the Acquiring Portfolio have identical investment objectives and principal investment strategies;

•	the fees and expenses of each Portfolio before and after fee waivers;

•

the fact that ClearBridge will bear all of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures, and that no portion of these costs will be borne by the Acquired Portfolio, the Acquiring Portfolio or their respective shareholders;

•	the anticipated transaction costs associated with the Reorganization;

•	the fact that the Acquiring Portfolio will assume all of the liabilities of the Aquired Portfolio;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of the Aquired Portfolio, including the ability to exchange their shares for shares of other funds that are offered as investment options under their Contracts.

During their consideration of the Reorganization, the Trustees of MIST met with counsel to MIST and independent legal counsel to the Independent Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any particular benefit will in fact be realized, the Trustees of MIST concluded that the proposed Reorganization would be in the best interests of the Acquired Portfolio. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of the Acquired Portfolio for approval.

The Trustees of MIST, including the Independent Trustees, also considered and approved the Reorganization, including the Plan, on behalf of the Acquiring Portfolio based upon determinations that the Reorganization is in the best interests of the Acquiring Portfolio, and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of the Acquired Portfolio will be acquired by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Aquired Portfolio on or about April 28, 2014 or such other date as may be agreed upon by the parties (the “Closing Date”). The Acquired Portfolio will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually at 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the “Valuation Date”).

On or prior to the Closing Date, the Acquired Portfolio will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Portfolio’s Record Holders all of the Portfolio’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), and all of the Portfolio’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional Class A, Class B, and Class E shares of the Acquiring Portfolio to be received by the Record Holders of the Aquired Portfolio will be determined by dividing the net asset value of the Class A, Class B, and Class E shares of the Aquired Portfolio by the net asset value of one share of the corresponding class of the Acquiring Portfolio. These computations will take place as of the Valuation Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

State Street Bank and Trust Company, the custodian for both Portfolios, will compute the value of each Portfolio’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Acquiring Portfolio, Rule 22c-1 under the 1940 Act, and the interpretations of that Rule by the SEC’s Division of Investment Management.

As soon after the Closing Date as conveniently practicable, the Aquired Portfolio will liquidate and distribute pro rata to the Record Holders as of the close of business on the Valuation Date the full and fractional shares of the Acquiring Portfolio received by the Aquired Portfolio. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Aquired

Portfolio’s Record Holders on the Acquiring Portfolio’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Portfolio due to the Aquired Portfolio’s Record Holders. All issued and outstanding shares of the Aquired Portfolio will be canceled. The shares of the Acquiring Portfolio to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Aquired Portfolio will be terminated as a series of MIST.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by the Acquired Portfolio’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel regarding the tax-free nature of the Reorganization and the legality of the Acquiring Portfolio shares to be issued to shareholders of the Acquired Portfolio. Notwithstanding approval of the Acquired Portfolio’s shareholders, the Plan may be terminated (a) by the mutual agreement of the Acquired Portfolio and the Acquiring Portfolio or (b) at or prior to the Closing Date by either party (1) because of a material breach by the other party of any representation, warranty, covenant, or agreement contained in the Plan to be performed at or prior to the Closing Date, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

If the Reorganization is consummated, ClearBridge will pay all of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation (including the cost of any proxy-soliciting agent) and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures. If the Reorganization is not consummated, no portion of these costs or expenses will be borne directly or indirectly by the Acquired Portfolio, the Acquiring Portfolio or their shareholders. MetLife Advisers or one of its affiliates will pay such costs and expenses.

If the Acquired Portfolio’s shareholders do not approve the Reorganization, the Trustees of MIST will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Acquired Portfolio and the Acquiring Portfolio will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Portfolios, for federal income tax purposes, upon consummation of the Reorganization, and while the matter is not entirely free from doubt:

(1)	The transfer of all of the assets of the Acquired Portfolio solely in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution of the Acquiring Portfolio’s shares to the Record Holders of the Acquired Portfolio in dissolution and liquidation of the Acquired Portfolio, will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquired Portfolio and the Acquiring Portfolio will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(2)	No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Acquired Portfolio solely in exchange for the shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(3)	No gain or loss will be recognized by the Acquired Portfolio on the transfer of its assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio’s shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution (whether actual or constructive) of the Acquiring Portfolio’s shares to the Acquired Portfolio’s Record Holders in exchange for their shares of the Acquired Portfolio;

(4)	No gain or loss will be recognized by the Acquired Portfolio’s Record Holders upon the exchange of their shares of the Acquired Portfolio for shares of the Acquiring Portfolio in liquidation of the Acquired Portfolio;

(5)	The aggregate tax basis of the shares of the Acquiring Portfolio received by each Record Holder of the Acquired Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Portfolio held by such Record Holder immediately prior to the Reorganization, and the holding period of the shares of the Acquiring Portfolio received by each Record Holder of the Acquired Portfolio will include the period during which the shares of the Acquired Portfolio exchanged therefor were held (provided that the shares of the Acquired Portfolio were held as a capital asset on the date of the Reorganization);

(6)	The tax basis of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Reorganization, and the holding period of such assets in the hands of the Acquiring Portfolio will include the period during which the assets were held by the Acquired Portfolio; and

(7)

The Acquiring Portfolio will succeed to and take into account the capital loss carryovers, if any, of the Acquired Portfolio described in Section 381(c) of the Code. The Acquiring Portfolio will take any capital loss carryovers into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, each Record Holder of the Acquired Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it received. However, assuming each Contract that holds interests in a Record Holder is treated as a variable annuity for federal income tax purposes, each Contract Owner would not recognize taxable income in that event.

The Acquiring Portfolio’s utilization after the Reorganization of any pre-Reorganization realized or built-in losses of the Acquired Portfolio to offset gains realized by the Acquiring Portfolio could be subject to limitation in future years.

Pro Forma Capitalization

The following table sets forth the capitalization of the Acquired Portfolio and the Acquiring Portfolio as of June 30, 2013 and the capitalization of the Acquiring Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition of the assets and assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio at net asset value. The pro forma data reflects an exchange ratio of approximately 7.3171 Class A shares, 7.1644 Class B shares, and 7.2372 Class E shares of the Acquiring Portfolio for each Class A, Class B, and Class E share of the Acquired Portfolio, respectively.

Capitalization of the Acquired Portfolio, the Acquiring Portfolio and the Acquiring Portfolio (Pro Forma)

	Acquired Portfolio	Acquiring Portfolio	Adjustments		Acquiring Portfolio Pro Forma
Net Assets
Class A	$1,456,528,406	$1,187,970,280	—	*	$2,644,498,686
Class B	$480,633,477	$568,847,936	—	*	$1,049,481,413
Class E	$39,883,773	$20,924,004	—	*	$60,807,777

Total Net Assets	$1,977,045,656	$1,777,742,220	—	*	$3,754,787,876

Net Asset Value Per Share
Class A	$82.83	$11.32			$11.32
Class B	$79.31	$11.07			$11.07
Class E	$80.84	$11.17			$11.17

	Acquired Portfolio	Acquiring Portfolio	Adjustments		Acquiring Portfolio Pro Forma
Shares Outstanding
Class A	17,585,464	104,898,185	111,083,123	(a)	233,566,772
Class B	6,060,173	51,381,542	37,357,485	(a)	94,799,200
Class E	493,373	1,873,462	3,077,242	(a)	5,444,077

Total Shares Outstanding	24,139,010	158,153,189	151,517,850	(a)	333,810,049

*	Any costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures that are incurred by the Aquired Portfolio or the Aquiring Portfolio will be paid by ClearBridge.

(a)	Reflects change in shares outstanding due to issuance of Class A, Class B, and Class E shares of the Acquiring Portfolio in exchange for Class A, Class B, and Class E shares, respectively, of the Acquired Portfolio based upon the net asset value of the Acquiring Portfolio’s Class A, Class B, and Class E shares, respectively, at June 30, 2013.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the time of the Reorganization.

Distribution of Shares

All portfolios of MIST sell shares to the separate accounts of the Insurance Companies as a funding vehicle for the Contracts offered by the Insurance Companies. Expenses of the Acquiring Portfolio are passed through to the Insurance Company’s separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the Insurance Company at the separate account level. (The Insurance Company Contract Prospectus describes all fees and charges relating to a Contract.) The Acquiring Portfolio may also offer shares to other separate accounts of other insurers if approved by the Board of Trustees of MIST.

MetLife Investors Distribution Company (“MID”), an affiliate of MetLife, serves as the distributor for MIST’s shares. The address of MID is 5 Park Plaza, Irvine, California 96214. MID and its affiliates distribute the Contracts, and the Acquiring Portfolio’s shares underlying such Contracts, directly and through broker-dealers, banks or other financial intermediaries. The Acquired Portfolio and the Acquiring Portfolio currently offer Class A, Class B, and Class E shares. Each Class bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of the Acquired Portfolio owning Class A, Class B or Class E shares will receive Class A, Class B or Class E shares, respectively, of the Acquiring Portfolio. Class A shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class A shares of the Portfolios.

Class B and Class E shares of the Portfolios are sold at net asset value without any initial or deferred sales charges. A Rule 12b-1 plan has been adopted for the Class B and Class E shares of the Portfolios under which each Portfolio may pay for distribution-related expenses at an annual rate of 0.25% and 0.15%, respectively, of average daily net assets attributable to the Class.

In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which the Acquiring Portfolio serves as an investment vehicle. More detailed descriptions of the classes of shares and the distribution arrangements applicable to each class of shares are contained in the Prospectus and Statement of Additional Information relating to the Acquiring Portfolio.

Purchase and Redemption Procedures

The Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of a Portfolio. No fee is charged by a Portfolio for selling (redeeming) shares. The Contract Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. A Portfolio buys or sells shares at net asset value per share of the Portfolio for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

MID and its affiliates place orders for the purchase or redemption of shares of the Acquiring Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the next net asset value per share calculated for the Acquiring Portfolio after the order is placed, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

Exchange Privileges

The Contract Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by MIST.

Dividend Policy

Each Portfolio has the same distribution policy. Each Portfolio declares and distributes its dividends from net investment income, including any short-term capital gains, to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio are also declared and distributed once a year and reinvested in the Portfolio.

Each Portfolio has qualified, and the Acquiring Portfolio intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Portfolio must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its Record Holders, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to its Record Holders.

Tax Information

No discussion is included here as to the federal income tax consequences at the shareholder level because the separate accounts are the only Record Holders of the Portfolios’ shares. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Insurance Companies and Their Affiliates

Neither Portfolio is sold directly to the general public but instead each Portfolio is offered as an underlying investment option for Contracts issued by Insurance Companies that are affiliated with the Portfolios and MetLife Advisers. As a result of these affiliations, the Insurance Companies may benefit more from offering a Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolios and their related companies may also make payments to the sponsoring Insurance Companies (or their affiliates) for distribution and/or other services. The benefits to the Insurance Companies of offering the Portfolios over unaffiliated portfolios and these payments may be factors that the Insurance Companies consider in including the Portfolios as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

As a Delaware statutory trust, the operations of MIST are governed by its Agreement and Declaration of Trust and By-Laws, and applicable Delaware and federal law. There are no material differences in the rights of shareholders of the Acquiring Portfolio and the Acquired Portfolio. Shareholders of the Acquired Portfolio who are entitled to instruct the Insurance Companies to vote at the Meeting may obtain a copy of MIST’s Agreement and Declaration of Trust and By-Laws, without charge, upon written or oral request to MIST at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

Form of Organization

As noted above, MIST is organized as a Delaware statutory trust. MIST is an open-end management investment company registered with the SEC under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of MIST consist of the Acquired Portfolio, the Acquiring Portfolio, and other mutual funds of various asset classes. MIST currently offers certain shares of their portfolios to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by certain insurance companies. MIST is governed by its Agreement and Declaration of Trust, By-Laws, Board of Trustees, and Delaware and federal law.

Capitalization

The beneficial interests in MIST are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The Trust’s Agreement and Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Portfolio.

Shares of the Acquired Portfolio and the Acquiring Portfolio are currently offered in three classes (Class A, Class B, and Class E). Shares of each class of a Portfolio represent an equal pro rata interest in the Portfolio with each other share of that class. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the applicable Trustees.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Agreement and Declaration of Trust of the Trust (a) provides that no shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other person or persons in connection with the assets or the affairs of the Trust, or any Portfolio of the Trust, (b) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets and property of the Trust, or the particular Portfolio in question, as the case may be, and the obligation is not binding upon the shareholders of the Trust individually; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder individually; and (c) provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations or liabilities of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment solely because of his or her status as a shareholder of the Trust is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust solely because of his or her status as a shareholder is remote.

Shareholder Meetings and Voting Rights

MIST, on behalf of the Acquired Portfolio and the Acquiring Portfolio, is not required to hold annual meetings of shareholders and does not expect to do so. MIST is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Shareholders of each Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class. Cumulative voting is not permitted in the election of Trustees of MIST.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the MIST shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders’ meeting but any lesser number is sufficient for adjourned sessions. Except when a larger vote is required by applicable law or the applicable governing documents, when a quorum is present at any meeting of MIST, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee.

A Trustee of MIST may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of MIST. In addition, a Trustee of MIST may be removed with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees of MIST as the case may be, prior to such removal.

Under the Agreement and Declaration of Trust of the Trust, shareholders are entitled to one vote for each share, and a fractional vote for each fraction of a share, held as to any matters on which the share is entitled to vote.

The Agreement and Declaration of Trust of the Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (2) cause any one or more Portfolio (or class) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Portfolio (or class) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations or corporations, (3) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (4) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. Under the Agreement and Declaration of Trust of the Trust, the Trustees may also terminate the Trust, a Portfolio of the Trust, or a class of shares upon written notice to the shareholders of the Trust, such Portfolio or class, as the case may be.

Liquidation

In the event of the liquidation of MIST, a Portfolio, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to MIST, the Portfolio or attributable to the class over the liabilities belonging to MIST, the Portfolio or attributable to the class, as applicable. The assets so distributable will be distributed among the shareholders in proportion to the number of shares of the Portfolio or class of a Portfolio held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Agreement and Declaration of Trust of the Trust, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Portfolio only for such Trustee’s own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Agreement and Declaration of Trust of the Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (1) did not act in good faith in the reasonable belief that such Trustee’s action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties as a Trustee; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (collectively, “disabling conduct”). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of a quorum of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Portfolio may also advance money to a Trustee for expenses provided that the Trustee undertakes to repay the Portfolio if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Agreement and Declaration of Trust of MIST, its By-Laws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Agreement and Declaration of Trust, By-Laws and Delaware and federal law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of the Acquired Portfolio in connection with a solicitation of voting instructions by the Trustees of MIST, to be used at the Meeting to be held at 10:00 a.m. Eastern time, February 21, 2014, at the offices of MetLife Advisers, One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a notice of the Meeting and a voting instructions form, is first being mailed to shareholders of the Acquired Portfolio on or about January 3, 2014.

The Board of Trustees of MIST has fixed the close of business on November 29, 2013 as the record date (the “Record Date”) for determining the shareholders of the Acquired Portfolio entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of the Acquired Portfolio, and are the Record Holders of the Portfolio at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of the Acquired Portfolio. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of the Acquired Portfolio for the Contract Owners of the Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of the Acquired Portfolio held in a separate account with respect to that particular Contract. In voting for the Reorganization, each full share of the Acquired Portfolio is entitled to one vote and any fractional share is entitled to a fractional vote.

If you wish to give voting instructions, you may submit the voting instructions form included with this Prospectus/Proxy Statement, vote by telephone or over the Internet by following the instructions that appear on the voting instructions form or attend the Meeting in person and provide your voting instructions to the relevant Insurance Company. Instructions on how to complete the voting instructions form or vote by telephone or over the Internet are included immediately after the Notice of Special Meeting of Shareholders.

If an enclosed voting instructions form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by mailing a written revocation or later voting instructions form to MIST at One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111 or by re-voting by calling the Vote

By Phone number provided on your voting instructions form or accessing www.proxy-direct.com. You may also attend the Meeting in person to revoke previously provided voting instructions and to provide new voting instructions.

Unless revoked, all valid voting instructions received in time to be voted at the Meeting will be voted, or the Insurance Company will abstain from voting, in accordance with such voting instructions. If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.

•

Voting instructions forms that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. MIST has been advised that shares of the Acquired Portfolio held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the Record Holders and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions. Neither the SEC nor the Insurance Company requires any specific minimum percentage of Contract Owners to vote in order for the Insurance Company to echo vote the remaining unvoted votes. The Insurance Company seeks to obtain a reasonable level of turnout given the particular voting trend. The Insurance Company may use various methods of encouraging Contract Owners to vote, including additional solicitations. The practice of echo voting means that a small number of Contract Owners may determine the outcome of a vote.

Approval of the Plan will require the affirmative vote of a majority of the shares of the Acquired Portfolio outstanding at the close of business on the Record Date. The term “majority of the outstanding shares” of the Acquired Portfolio means the lesser of (a) the holders of 67% or more of the shares of the Acquired Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Acquired Portfolio. Abstentions will be counted as shares that are present for purposes of determining a quorum, but will not be included in the amount of shares voted, and therefore have the same effect as a vote against the Reorganization. As of the Record Date, the shareholders of record of the Acquired Portfolio were the Insurance Companies. Since the Insurance Companies are the legal owners of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Agreement and Declaration of Trust of MIST.

Voting instructions will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers and employees of MetLife Advisers, its affiliates or other representatives of MIST (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Computershare Fund Services, MIST’s proxy solicitor. All of the costs of this proxy solicitation and all of the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by ClearBridge. The proxy solicitation costs are anticipated to be between $53,500 and $54,900. Neither the Acquired Portfolio, the Acquiring Portfolio nor their respective shareholders will bear any costs associated with this proxy solicitation or any of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement or any of its enclosures.

If shareholders of the Acquired Portfolio do not vote to approve the Reorganization, the Trustees of MIST will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of the Acquired Portfolio who objects to the proposed Reorganization will not be entitled under either Delaware law or the Agreement and Declaration of Trust of MIST to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for federal income tax purposes. In addition, if the Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

MIST does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of MIST at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by MIST in a reasonable period of time prior to that meeting.

The votes of the shareholders of the Acquiring Portfolio are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The Record Holders of the Acquired Portfolio on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the Acquired Portfolio owned as of the Record Date. As of the Record Date, the total number of shares of the Acquired Portfolio outstanding and entitled to vote was as follows:

Number of Shares
Class A	7,464,956.029
Class B	5,737,848.194
Class E	460,841.575

As of the Record Date, there were no shares of the Acquiring Portfolio entitled to vote at the Meeting.

As of November 29, 2013, the officers and Trustees of MIST beneficially owned as a group less than 1% of the outstanding shares of the Acquired Portfolio and the Acquiring Portfolio, respectively.

Control Persons and Principal Holders of Securities

The Insurance Companies have advised MIST that as of November 29, 2013 there were no persons owning Contracts which would entitle them to instruct the Insurance Companies with respect to more than 5% of the shares of the Acquired Portfolio and the Acquiring Portfolio, respectively.

All of the shares of the Acquired Portfolio and the Acquiring Portfolio are held of record by the Insurance Companies for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts. Shares of the Portfolios are not offered for direct purchase by the investing public. Because the Insurance Companies through their separate accounts own 100% of the shares of the Acquired Portfolio and the Acquiring Portfolio, they may be deemed to be in control (as that term is defined in the 1940 Act) of the Portfolios. While the Insurance Companies may control the Portfolios and be able to determine the outcome of issues submitted to shareholders for a vote, they do not have discretion to vote any shares that are held beneficially for Contract Owners, but must instead abide by the voting instructions received from Contract Owners.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of each of the Acquired Portfolio and the Acquiring Portfolio as of and for the year ended December 31, 2012, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference in the Registration Statement of which this Prospectus/Proxy Statement is a part. The financial statements and financial highlights for the periods indicated therein that have been incorporated by reference in the Registration Statement of which this Prospectus/Proxy Statement is a part have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated by reference herein, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Portfolio will be passed upon by Sullivan & Worcester LLP.

ADDITIONAL INFORMATION

MIST is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at 950 East Paces Ferry, NE, Suite 900, Atlanta, GA 30326; 33 Arch Street, 23rd Floor, Boston, MA 02110; 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; 801 Brickell Avenue, Suite 1800, Miami, FL 33131; 3 World Financial Center, Suite 400, New York, NY 10281; 701 Market Street, Suite 2000, Philadelphia, PA 19106; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of MIST do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF MIST RECOMMEND APPROVAL OF THE PLAN AND ANY PROPERLY EXECUTED BUT UNMARKED VOTING INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

December 26, 2013

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of April 25, 2014, by and among (i) Met Investors Series Trust (the “Trust”), a Delaware statutory trust established under an Amended and Restated Agreement and Declaration of Trust dated May 23, 2012 and in effect on the date hereof, on behalf of the ClearBridge Aggressive Growth Portfolio II (the “Acquired Portfolio”), a series of the Trust, (ii) the Trust, on behalf of the ClearBridge Aggressive Growth Portfolio (the “Acquiring Portfolio”), a series of the Trust, and (iii), solely with respect to paragraph 9, MetLife Advisers, LLC (“MetLife Advisers”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Portfolio in exchange solely for shares of beneficial interest of the Acquiring Portfolio, the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio and the distribution of such shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF ACQUIRED PORTFOLIO IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF ACQUIRED PORTFOLIO.

1.1	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein:

(a)	The Trust, on behalf of the Acquired Portfolio, will transfer and deliver to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, all the assets of the Acquired Portfolio as set forth in paragraph 1.2;

(b)

The Acquiring Portfolio will assume all of the Acquired Portfolio’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Portfolio, including indemnification of the officers and trustees of the Acquired Portfolio in connection with their actions related to this transaction (collectively, the “Obligations”); and

(c)	The Acquiring Portfolio will issue and deliver to the Acquired Portfolio in exchange for such assets (i) the number of full and fractional shares of each class of shares of the Acquiring Portfolio determined by dividing the net asset value of the respective class of shares of the Acquired Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one share of the respective class of the Acquiring Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.2 (with the shares of the Acquiring Portfolio to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the “Acquiring Portfolio Shares”). Holders of Class A, Class B or Class E shares of the Acquired Portfolio will receive Class A, Class B or Class E shares, respectively, of the Acquiring Portfolio. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2	The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Portfolio on the closing date provided in paragraph 3.1 (the “Closing Date”), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Portfolio on the Closing Date.

1.3

As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Portfolio will liquidate and distribute to its shareholders of record (the “Acquired Portfolio Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1. Each Acquired Portfolio Shareholder shall be entitled to receive that proportion of each class of Acquiring Portfolio Shares (consisting, in the case of each Acquired Portfolio Shareholder, of Acquiring Portfolio Shares of the same designated class as the shares of the Acquired Portfolio which such Acquired Portfolio Shareholder holds) which the number of shares of that class of the Acquired Portfolio held by such Acquired Portfolio Shareholder bears to the total number of shares of that class of the Acquired Portfolio outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio

Shareholders and representing the respective number of Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio shall not be obligated to issue certificates representing Acquiring Portfolio Shares in connection with such exchange.

1.4	With respect to Acquiring Portfolio Shares distributable pursuant to paragraph 1.3 to an Acquired Portfolio Shareholder holding a certificate or certificates for shares of the Acquired Portfolio, if any, on the Valuation Date, the Trust will not permit such Shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Portfolio Shares for shares of other investment companies, effect an account transfer of such Acquiring Portfolio Shares, or pledge or redeem such Acquiring Portfolio Shares until the Trust has been notified by the Acquired Portfolio or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Portfolio shares or, in the event of lost certificates, posted adequate bond.

1.5	Any obligation of the Acquired Portfolio to make filings with governmental authorities is and shall remain the responsibility of the Acquired Portfolio through the Closing Date and up to and including such later date on which the Acquired Portfolio is terminated.

1.6	As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Portfolio shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes that will be carried over by the Acquiring Portfolio as a result of Section 381 of the Code, and certified by the Treasurer of the Trust, on behalf of the Acquired Portfolio.

1.7	As promptly as possible after the Closing Date, the Acquired Portfolio shall be terminated pursuant to the provisions of the laws of the State of Delaware, and, after the Closing Date, the Acquired Portfolio shall not conduct any business except in connection with its liquidation.

2.	VALUATION.

2.1	For the purpose of paragraph 1, the value of the assets of a class of shares of the Acquired Portfolio shall be the net asset value of such class of the Acquired Portfolio computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the “Valuation Date”) using the valuation procedures as adopted by the Board of Trustees of the Trust, and shall be certified by an authorized officer of the Trust, on behalf of the Acquired Portfolio.

2.2	For the purpose of paragraph 1, the net asset value of a share of a class of the Acquiring Portfolio shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Trust.

3.	CLOSING AND CLOSING DATE.

3.1	The Closing Date shall be on April 28, 2014, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of MetLife Advisers, located at One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

3.2	The portfolio securities of the Acquired Portfolio shall be made available by the Acquired Portfolio to State Street Bank and Trust Company, as custodian for the Acquiring Portfolio (the “Custodian”), for examination no later than thirty days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Portfolio’s cash shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “State Street Bank and Trust Company, custodian for the ClearBridge Aggressive Growth Portfolio, a series of Met Investors Series Trust”.

3.3

In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by the Trust, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, upon written notice.

3.4	At the Closing, the Acquired Portfolio or its transfer agent shall deliver to the Acquiring Portfolio or its designated agent a list of the names and addresses of the Acquired Portfolio Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Portfolio owned by each Acquired Portfolio Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust, on behalf of the Acquired Portfolio. The Trust, on behalf of the Acquiring Portfolio, shall provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that the Acquiring Portfolio Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. On the Liquidation Date, the Trust, on behalf of the Acquiring Portfolio, shall provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited pro rata to open accounts in the names of the Acquired Portfolio Shareholders as provided in paragraph 1.3.

3.5	At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1	The Trust, on behalf of the Acquired Portfolio, represents and warrants the following to the Acquiring Portfolio as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)

The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Portfolio is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Trust’s Agreement and Declaration of Trust and the 1940 Act;

(c)	The Trust is not in violation in any material respect of any provision of its Agreement and Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Portfolio is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)	The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Portfolio or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Portfolio;

(e)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Portfolio, any of its properties or assets, or any person whom the Acquired Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)	The unaudited statement of assets and liabilities as of June 30, 2013, the unaudited statement of operations for the six months ended June 30, 2013, the unaudited statement of changes in net assets for the six months ended June 30, 2013, and the unaudited schedule of investments as of June 30, 2013, of the Acquired Portfolio, copies of which will be furnished to the Acquiring Portfolio prior to the Closing Date, fairly reflect the financial condition and results of operations of the Acquired Portfolio as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since June 30, 2013;

(g)	Since June 30, 2013, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Portfolio of indebtedness, except as disclosed in writing to the Acquiring Portfolio. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)	By the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquired Portfolio shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge no such return is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such return;

(i)	For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Portfolio has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code, for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Trust nor the Acquired Portfolio has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code. The Acquired Portfolio is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(j)

The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.001 per share, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Portfolio are Class A, Class B, and Class E shares, and at the Closing Date will be Class A, Class B, and Class E shares, having the characteristics described in the Acquired

Portfolio’s then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Portfolio Prospectus”). All issued and outstanding shares of the Acquired Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Portfolio Prospectus) non-assessable by the Acquired Portfolio and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Portfolio are outstanding and none will be outstanding on the Closing Date;

(k)	The Acquired Portfolio’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Portfolio Prospectus, except as previously disclosed in writing to and accepted by the Acquiring Portfolio;

(l)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Portfolio, this Agreement will constitute the valid and binding obligation of the Acquired Portfolio enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)	The Acquiring Portfolio Shares to be issued to the Acquired Portfolio pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Portfolio Shareholders as provided in paragraph 1.3;

(n)	The information provided by the Acquired Portfolio for use in the N-14 Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Portfolio for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, is accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the

Acquired Portfolio of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(p)	At the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to its assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Portfolio to be transferred to the Acquiring Portfolio pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Portfolio will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Portfolio. As used in this Agreement, the term “Investments” shall mean the Acquired Portfolio’s investments shown on the schedule of investments as of June 30, 2013, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Portfolio shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

(q)	At the Closing Date, the Acquired Portfolio will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Portfolio pursuant to this Agreement, the Acquiring Portfolio will remain in compliance with such mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Portfolio (collectively, as from time to time amended and supplemented, the “Acquiring Portfolio Prospectus”), as amended through the Closing Date; and

(r)	No registration of any of the Investments under the 1933 Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Portfolio or the Acquired Portfolio, except as previously disclosed by the Acquired Portfolio to and accepted by the Acquiring Portfolio.

4.2	The Trust, on behalf of the Acquiring Portfolio, represents and warrants the following to the Acquired Portfolio as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Portfolio is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Trust’s Agreement and Declaration of Trust and the 1940 Act;

(c)	The Acquiring Portfolio Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Portfolio is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

(d)	At the Closing Date, the Acquiring Portfolio will have good and marketable title to its assets;

(e)	The Trust is not in violation in any material respect of any provisions of its Agreement and Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquiring Portfolio is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Portfolio or any of its properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)	The unaudited statement of assets and liabilities as of June 30, 2013, the unaudited statement of operations for the six months ended June 30, 2013, the unaudited statement of changes in net assets for the six months ended June 30, 2013, and the unaudited schedule of investments as of June 30, 2013, of the Acquiring Portfolio, copies of which will be furnished to the Acquired Portfolio prior to the Closing Date, fairly reflect the financial condition and results of operations of the Acquiring Portfolio as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since June 30, 2013;

(h)	Since June 30, 2013, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Portfolio of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i)	By the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquiring Portfolio shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such return;

(j)

For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Portfolio has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification as a regulated investment company within the meaning of Sections 851 and 852 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Trust nor the Acquiring Portfolio has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code. The Acquiring Portfolio is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(k)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value $.001 per share, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Portfolio are Class A, Class B, and Class E shares, and at the Closing Date will be Class A, Class B, and Class E shares, having the characteristics described in the Acquiring Portfolio Prospectus. All issued and outstanding shares of the Acquiring Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Portfolio Prospectus) by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Portfolio of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Portfolio may have pursuant to this Agreement);

(l)	The Acquiring Portfolio’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Portfolio Prospectus;

(m)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of the Trust, and this Agreement constitutes the valid and binding obligation of the Trust and the Acquiring Portfolio enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)	The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B or Class E shares of beneficial interest in the Acquiring Portfolio, and will be fully paid and non-assessable (except as set forth in the Acquiring Portfolio Prospectus) by the Trust, and no shareholder of the Trust will have any preemptive right of subscription or purchase in respect thereof;

(o)	The information to be furnished by the Acquiring Portfolio for use in the N-14 Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Portfolio for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, is accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.	COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO.

The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, hereby covenants and agrees as follows:

5.1	The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

5.2	The Acquired Portfolio will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3

In connection with the meeting of the Acquired Portfolio Shareholders referred to in paragraph 5.2, the Acquired Portfolio will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “N-14 Registration

Statement”) which the Trust will prepare and file for the registration under the 1933 Act of the Acquiring Portfolio Shares to be distributed to the Acquired Portfolio Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

5.4	The Acquiring Portfolio will advise the Acquired Portfolio promptly if at any time prior to the Closing Date the Acquiring Portfolio becomes aware that the assets of the Acquired Portfolio include any securities which the Acquiring Portfolio is not permitted to acquire.

5.5	Subject to the provisions of this Agreement, the Acquired Portfolio and the Acquiring Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6	The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO.

The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust and the Acquiring Portfolio of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1	The Trust, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquiring Portfolio have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2	The Trust, on behalf of the Acquiring Portfolio, shall have executed and delivered to the Acquired Portfolio an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Portfolio will assume all of the liabilities of the Acquired Portfolio existing at the Valuation Date in connection with the transactions contemplated by this Agreement, other than liabilities pursuant to this Agreement.

6.3	The Trust shall have received a favorable opinion from Sullivan & Worcester LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

(a)	The Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the N-14 Registration Statement referred to in paragraph 5.3, and the Acquiring Portfolio is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-laws of the Trust;

(b)	The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act;

(c)	This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Portfolio and, assuming the Prospectus/Proxy Statement and N-14 Registration Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Portfolio, is the valid and binding obligation of the Acquiring Portfolio enforceable against the Acquiring Portfolio in accordance with its terms, except (i) as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and general equitable principles and (ii) insofar as rights to indemnity thereunder may be limited by federal or state securities laws;

(d)	The Acquiring Portfolio has the power to assume the liabilities to be assumed by it hereunder;

(e)

The Acquiring Portfolio Shares to be issued for transfer to the shareholders of the Acquired Portfolio as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and non-assessable shares of beneficial interest in the Acquiring Portfolio, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied, and no shareholder of the Acquiring Portfolio has any preemptive right of subscription or purchase in respect of such shares;

(f)	The execution and delivery of this Agreement by the Trust on behalf of the Acquiring Portfolio did not, and the performance by the Trust and the Acquiring Portfolio of their respective obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Portfolio is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Portfolio is a party or by which either of them is bound;

(g)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Portfolio of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained;

(h)	Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Portfolio existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the N-14 Registration Statement referred to in paragraph 5.3 which are not described therein; and

(i)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Portfolio or any of their properties or assets that would impair the Trust’s ability to perform its obligations under this Agreement, and, to the knowledge of such counsel, neither the Trust nor the Acquiring Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO.

The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be subject, at its election, to the performance by the

Acquired Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1	The Trust, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Portfolio have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

7.2	The Trust shall have received a favorable opinion from Sullivan & Worcester LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

(a)	The Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the N-14 Registration Statement referred to in paragraph 5.3, and the Acquired Portfolio is a separate series thereof classified in accordance with the applicable provisions of the 1940 Act and the Trust’s Agreement and Declaration of Trust;

(b)	The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act;

(c)	This Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquired Portfolio and, assuming the Prospectus/Proxy Statement and the N-14 Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Portfolio, the Agreement constitutes the valid and binding obligation of the Acquired Portfolio enforceable against the Acquired Portfolio in accordance with its terms, except (i) as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and general principles of equity and (ii) insofar as rights to indemnity thereunder may be limited by federal or state securities laws;

(d)	The Acquired Portfolio has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Portfolio will have duly transferred such assets to the Acquiring Portfolio;

(e)	The execution and delivery of this Agreement by the Trust on behalf of the Acquired Portfolio did not, and the performance by the Trust and the Acquired Portfolio of their respective obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Portfolio is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Portfolio is a party or by which either of them is bound;

(f)	To the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Delaware state court or governmental authority is required for the consummation by the Trust or the Acquired Portfolio of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained;

(g)	To such counsel’s knowledge there is no legal or governmental proceeding relating to the Trust or the Acquired Portfolio existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the N-14 Registration Statement referred to in paragraph 5.3 which are not described therein;

(h)	To such counsel’s knowledge, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Trust or the Acquired Portfolio or any of their respective properties or assets that would impair the Trust’s ability to perform its obligations under this Agreement, and, to such counsel’s knowledge, neither the Trust nor the Acquired Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business; and

(i)	All issued and outstanding shares of the Acquired Portfolio are legally issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Portfolio’s registration statement, or any amendments thereto, in effect at the time of such issuance.

7.3	The Acquired Portfolio shall have furnished to the Acquiring Portfolio tax returns, signed by a representative of Deloitte & Touche LLP for the fiscal year ended December 31, 2013.

7.4	Prior to the Closing Date, the Acquired Portfolio shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Portfolio’s investment company taxable income for its taxable years ending on or after December 31, 2013 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2013 and on or prior to the Closing Date.

7.5	The Acquired Portfolio shall have furnished to the Acquiring Portfolio a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Portfolio of the securities delivered to the Acquiring Portfolio pursuant to this Agreement.

7.6	The custodian of the Acquired Portfolio shall have delivered to the Acquiring Portfolio a certificate identifying all of the assets of the Acquired Portfolio held by such custodian as of the Valuation Date, and the Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of assets and liabilities of the Acquired Portfolio as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Trust, on behalf of the Acquired Portfolio.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO.

The respective obligations of the Trust, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1	This Agreement and the transactions contemplated herein shall have been approved by the required vote of the holders of the outstanding shares of the Acquired Portfolio of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

8.2	On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

8.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state blue sky and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Portfolio or the Acquiring Portfolio;

8.4	The N-14 Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5	The Acquired Portfolio and the Acquiring Portfolio shall have received a favorable opinion of Sullivan & Worcester LLP satisfactory to the Trust substantially to the effect that, for federal income tax purposes, and while the matter is not entirely free from doubt:

(a)	The transfer of all of the Acquired Portfolio assets in exchange solely for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio followed by the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in dissolution and liquidation of the Acquired Portfolio will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio.

(c)

No gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the separate accounts as shareholders of Acquired Portfolio in exchange for their shares of the Acquired Portfolio.

(d)	No gain or loss will be recognized by the separate accounts as shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares for the Acquiring Portfolio Shares in liquidation of the Acquired Portfolio.

(e)	The aggregate tax basis of the Acquiring Portfolio Shares received by each separate account as a shareholder of the Acquired Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares held by such separate account as a shareholder of the Acquired Portfolio immediately prior to the Closing, and the holding period of the Acquiring Portfolio Shares received by each separate account as a shareholder of the Acquired Portfolio will include the period during which the Acquired Portfolio shares exchanged therefor were held (provided the Acquired Portfolio shares were held as capital assets on the date of the Closing).

(f)	The tax basis of the Acquired Portfolio assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Closing, and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio.

(g)	The Acquiring Portfolio will succeed to and take into account capital loss carryover, if any, of the Acquired Portfolio described in Section 381(c) of the Code. The Acquiring Portfolio will take any capital loss carryovers into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and regulations thereunder.

8.6	At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Portfolio and the Acquiring Portfolio.

9.	FEES AND EXPENSES.

9.1

Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Portfolio and the Acquiring Portfolio, whether incurred before or after the date of this Agreement, will be borne by MetLife Advisers. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the N-14 Registration Statement under the 1933 Act covering the Acquiring Portfolio Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection herewith in each state in which the Acquired Portfolio Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Portfolio shall pay its own federal and state registration fees.

9.2	Except as otherwise provided for in paragraph 9.3, any portfolio transaction costs incurred by the Acquired Portfolio prior the consummation of the transactions contemplated by this Agreement will be borne by the Acquired Portfolio. Any portfolio transaction costs incurred by the Acquiring Portfolio after the consummation of the transactions contemplated by this Agreement will be borne by the Acquiring Portfolio.

9.3	In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers or one of its affiliates agree that they shall bear all of the costs and expenses incurred by both the Acquiring Portfolio and the Acquired Portfolio in connection with such transactions.

9.4	Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Portfolio nor the Acquired Portfolio shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

9.5	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1	The Trust, on behalf of the Acquired Portfolio and the Acquiring Portfolio, agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 1.7, 3.4, 7.3, 9, 10, 13 and 14.

11.	TERMINATION.

This Agreement may be terminated by the Trust, on behalf of both the Acquired Portfolio and the Acquiring Portfolio. In addition, the Trust may at its option terminate this Agreement at or prior to the Closing Date:

(a)	Because of a material breach by any party of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2014, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Trust, on behalf of both the Acquired Portfolio and the Acquiring Portfolio; or

(d)	If the Board of Trustees of the Trust, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, determines that the termination of this Agreement is in the best interests of its shareholders.

12.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio; provided, however, that following the shareholders’ meeting called by the Acquired Portfolio pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

13.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Met Investors Series Trust, One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111, attn: Secretary.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS’ FEES.

14.1	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

14.4	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5	A copy of the Certificate of Trust of the Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Portfolio and the Acquiring Portfolio.

14.6	The Trust, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

MET INVESTORS SERIES TRUST, on behalf of its ClearBridge Aggressive Growth Portfolio II

By:
Name:
Title:

MET INVESTORS SERIES TRUST, on behalf of its ClearBridge Aggressive Growth Portfolio

By:
Name:
Title:

Agreed and accepted as to paragraph 9 only: METLIFE ADVISERS, LLC

By:
Name:
Title:

Appendix A

MET INVESTORS SERIES TRUST

ClearBridge Aggressive Growth Portfolio II

(formerly, Janus Forty Portfolio)

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

INFORMATION STATEMENT

Important Notice Regarding the Availability of this Information Statement

This Information Statement is available online at

www.metlife.com/variablefunds

The primary purpose of this Information Statement is to provide you with information about a change of the subadviser to the ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio) (the “Portfolio”), a series of Met Investors Series Trust (the “Trust”). Effective November 1, 2013, ClearBridge Investments, LLC (“ClearBridge”), a direct, wholly-owned subsidiary of Legg Mason, Inc., replaced Janus Capital Management LLC (“Janus”) as the subadviser to the Portfolio. Janus was replaced as the Portfolio’s subadviser because of the Portfolio’s underperformance relative to its benchmark during the measuring periods discussed below and with a view of lowering the overall expenses of the Portfolio. This Information Statement is being mailed beginning on or about January 3, 2014 to the Portfolio’s shareholders of record as of the close of business on November 29, 2013 (the “Record Date”). The information in this document should be considered to be an Information Statement for purposes of Schedule 14C under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Trust’s most recent annual and semiannual reports are available upon request without charge by writing the Trust at the above address or calling the Trust toll-free at 1-800-638-7732.

MetLife Advisers, LLC (“MetLife Advisers”) serves as investment adviser to the Trust pursuant to a management agreement dated December 8, 2000, as amended from time to time, between the Trust and MetLife Advisers (the “Management Agreement”). MetLife Investors Distribution Company (the “Distributor”), an affiliate of MetLife Advisers, serves as the distributor to the Trust. MetLife Advisers is located at One Financial Center, 675 Atlantic Avenue, Boston, Massachusetts 02111. The Distributor is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. State Street Bank and Trust Company is the administrator of the Trust and is located at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that all agreements under which persons serve as investment advisers or investment subadvisers to investment companies be approved by shareholders.

The Securities and Exchange Commission (the “SEC”) has granted exemptive relief to the Trust and MetLife Advisers that generally permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not generally rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers. One of the conditions of the exemptive relief is that within ninety days after entering into a new or amended investment subadvisory agreement without shareholder approval, the Portfolio must provide an information statement to its shareholders setting forth substantially the information that would be required to be contained in a proxy statement for a meeting of shareholders to vote on the approval of the agreement. This Information Statement is being provided to you to satisfy this condition of the exemptive relief.

THIS INFORMATION STATEMENT IS FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

I. Introduction

Prior to November 1, 2013, Janus served as subadviser to the Portfolio pursuant to an investment advisory agreement dated May 1, 2006, by and between Met Investors Advisory LLC (a predecessor to MetLife Advisers) and Janus (the “Previous Subadvisory Agreement”).

At an in-person meeting of the Board of Trustees of the Trust (“Board”) held on August 20-21, 2013, the Trustees (including the Trustees who are not “interested persons” of the Trust, MetLife Advisers, ClearBridge or the Distributor (as that term is defined in the 1940 Act) (“Independent Trustees”)) approved a new investment subadvisory agreement between MetLife Advisers and ClearBridge with respect to the Portfolio, which took effect as of November 1, 2013 (the “New Subadvisory Agreement”). In connection with the appointment of ClearBridge as subadviser to the Portfolio, the Previous Subadvisory Agreement was terminated as of November 1, 2013, and as of that date, Janus no longer served as subadviser to the Portfolio. As discussed below, the New Subadvisory Agreement is the same in all material respects as the Previous Subadvisory Agreement, except for ClearBridge as subadviser, the subadvisory fee schedule, the effective date and term, and certain administrative provisions. As with the Previous Subadvisory Agreement, the Portfolio does not pay the subadvisory fee under the New Subadvisory Agreement. The Management Agreement between the Trust and MetLife Advisers relating to the Portfolio remains in effect.

As a result of the approval of the New Subadvisory Agreement, effective November 1, 2013, ClearBridge replaced Janus as the subadviser to the Portfolio. All references to Janus with respect to the Portfolio in the Summary Prospectus, Prospectus, and Statement of Additional Information relating to the Portfolio were replaced with ClearBridge.

II. The Previous and New Subadvisory Agreements

The Previous Subadvisory Agreement

The Previous Subadvisory Agreement provided that it would remain in effect from May 1, 2006 to December 31, 2007, and would continue in full force and effect for successive periods of one year thereafter only so long as the Board, including a majority of the Independent Trustees, specifically approved its continuance at least annually. The Previous Subadvisory Agreement could be terminated at any time, without the payment of any penalty, by the Board, by MetLife Advisers, or by the vote of a majority of the outstanding voting securities of the Portfolio, upon sixty days’ prior written notice to Janus or by Janus upon ninety days’ prior written notice to MetLife Advisers, or upon shorter notice as mutually agreed upon. The Previous Subadvisory Agreement also terminated automatically in the event of its assignment or in the event that the Management Agreement between MetLife Advisers and the Trust was assigned or terminated for any other reason.

The Previous Subadvisory Agreement also generally provided that, absent willful misconduct, bad faith, reckless disregard or gross negligence of Janus in the performance of any of its duties or obligations under the Previous Subadvisory Agreement, Janus would not be liable for any act or omission in the course of, or connected with, rendering services under the Previous Subadvisory Agreement.

Under the Previous Subadvisory Agreement, MetLife Advisers paid a subadvisory fee to Janus, based on the average daily net assets of the Portfolio, consisting of a monthly fee computed at the annual rate of 0.400% of the first $50 million of such assets, plus 0.375% of such assets over $50 million up to $150 million, plus 0.350% of such assets over $150 million up to $750 million, plus 0.325% of such assets over $750 million up to $1 billion, plus 0.300% of such assets over $1 billion. For the fiscal year ended December 31, 2012, MetLife Advisers paid Janus $5,896,312 in aggregate subadvisory fees with respect to the Portfolio.

The Previous Subadvisory Agreement was renewed by the Board, including by a separate vote of the Independent Trustees, at a meeting held on November 12-13,

2012. The Previous Subadvisory Agreement was initially approved by the Board, including by a separate vote of the Independent Trustees, at a meeting held on February 15, 2006 and by the Portfolio’s initial shareholder on April 28, 2006.

The New Subadvisory Agreement

The New Subadvisory Agreement for the Portfolio is attached as Exhibit 1 to this Information Statement. The terms of the New Subadvisory Agreement are the same in all material respects as those of the Previous Subadvisory Agreement, except for ClearBridge as subadviser, the subadvisory fee schedule, the effective date and term, and certain administrative provisions. The New Subadvisory Agreement provides that it will remain in effect until December 31, 2014, and thereafter for successive periods of one year only so long as the Board, including a majority of the Independent Trustees, specifically approves its continuance at least annually. Like the Previous Subadvisory Agreement, the New Subadvisory Agreement can be terminated at any time, without the payment of any penalty, by the Board, by MetLife Advisers, or by the vote of a majority of the outstanding voting securities of the Portfolio, upon sixty days’ prior written notice to ClearBridge or by ClearBridge upon ninety days’ prior written notice to MetLife Advisers, or upon shorter notice as mutually agreed upon. The New Subadvisory Agreement also terminates automatically in the event of its assignment or in the event that the Management Agreement between MetLife Advisers and the Trust is assigned or terminated for any other reason.

The New Subadvisory Agreement also generally provides that, absent willful misconduct, bad faith, reckless disregard or gross negligence of ClearBridge in the performance of any of its duties or obligations under the New Subadvisory Agreement, ClearBridge will not be liable for any act or omission in the course of, or connected with, rendering services under the New Subadvisory Agreement.

The New Subadvisory Agreement imposes certain obligations on ClearBridge, such as the reporting of compliance issues to MetLife Advisers and the maintenance of procedures regarding the use of derivatives, that were not in the Previous Subadvisory Agreement. The New Subadvisory Agreement also explicitly states that the Trust is an intended third-party beneficiary of the New Subadvisory Agreement.

Subadvisory Fee

Under the New Subadvisory Agreement MetLife Advisers pays a subadvisory fee to ClearBridge, based on the average daily net assets of the Portfolio, consisting of a monthly fee computed at the annual rate of 0.350% of the first $500 million of such assets, plus 0.300% of such assets over $500 million up to $1.85 billion, plus 0.250% of such assets over $1.85 billion up to $2 billion, plus 0.200% of such assets over $2 billion.

In connection with subadviser change, MetLife Advisers agreed, for the period November 1, 2013 through April 30, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the first $525 million of the Portfolio’s average daily net assets, 0.600% of such assets over $525 million up to $1 billion, 0.575% of such assets over $1 billion up to $1.85 billion, 0.525% of such assets over $1.85 billion up to $2 billion, and 0.475% of such assets over $2 billion. In addition, MetLife Advisers has contractually agreed, for the period from November 1, 2013 through April 30, 2014, to waive portions of the Management Fees payable to it by the Portfolio and the ClearBridge Aggressive Growth Portfolio (“ClearBridge Portfolio”), another series of the Trust, reflecting the difference, if any, between the aggregate subadvisory fees payable by MetLife Advisers to ClearBridge individually with respect to the Portfolio and the ClearBridge Portfolio and the subadvisory fees that would be payable by MetLife Advisers to ClearBridge if the assets of the Portfolio and the ClearBridge Portfolio were aggregated for purposes of calculating such subadvisory fees. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of the Portfolio.

For the fiscal year ended December 31, 2012, MetLife Advisers paid Janus $5,896,312 in aggregate subadvisory fees with respect to the Portfolio under the Previous Subadvisory Agreement. If the New Subadvisory Agreement had been in effect during the fiscal year ended December 31, 2012, the fee payable by MetLife Advisers to Janus would have been $5,658,812. The difference between such amounts is $237,500, which represents a -0.013% decrease.

As with the Previous Subadvisory Agreement, the Portfolio does not pay the subadvisory fee under the New Subadvisory Agreement. The Management Agreement between the Trust and MetLife Advisers relating to the Portfolio remains in effect and the fees payable to MetLife Advisers by the Portfolio under the Management Agreement at current asset levels are the same as they were they were when Janus subadvised the Portfolio.

Effective Date

The New Subadvisory Agreement was approved by the Board, including by a separate vote of the Independent Trustees, at an in-person meeting of the Board on August 20-21, 2013, and its effective date was as of November 1, 2013.

III. Board Considerations

At an in-person meeting of the Board held on August 20-21, 2013, the Board, including a majority of the Independent Trustees, approved the New Subadvisory Agreement between MetLife Advisers and ClearBridge for the Portfolio. Representatives of management informed the Board that, if approved by the Board, the New Subadvisory Agreement would become effective on November 1, 2013.

In considering the New Subadvisory Agreement, the Board reviewed a variety of materials provided by MetLife Advisers and ClearBridge relating to the Portfolio and ClearBridge, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services to be provided by ClearBridge under the New Subadvisory Agreement. The Board also took into account certain information and materials relating to ClearBridge that the Board received and considered in connection with the Board’s consideration of the renewal of the subadvisory agreement of the ClearBridge Portfolio, another series of the Trust subadvised by ClearBridge, which is managed in a manner identical to how the Portfolio would be managed, between MetLife Advisers and ClearBridge that occurred at the November 12-13, 2012 Board meeting. The consideration of the renewal of the ClearBridge Portfolio’s subadvisory agreement involved a lengthy process during which the Board considered a variety of factors, such as those discussed below, including, for example, the experience and qualifications of the ClearBridge’s portfolio management team and their investment performance.

The Independent Trustees were separately advised by independent legal counsel throughout the process. The Independent Trustees discussed the proposed approval of the New Subadvisory Agreement in a private session with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the New Subadvisory Agreement with ClearBridge with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by ClearBridge; (2) the performance of the Portfolio and the ClearBridge Portfolio, as compared to a peer group and an appropriate index; (3) ClearBridge’s personnel and operations; (4) the financial condition of ClearBridge; (5) the level and method of computing the Portfolio’s proposed subadvisory fee; (6) the anticipated profitability of ClearBridge under the New Subadvisory Agreement; (7) any “fall-out” benefits that may accrue to ClearBridge and its affiliates (i.e., ancillary benefits that may be realized by ClearBridge or its affiliates from ClearBridge’s relationship with the Trust); (8) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (9) fees paid by comparable institutional accounts including mutual funds; and (10) possible conflicts of interest.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by ClearBridge to the Portfolio, the Board considered information provided to the Board by ClearBridge, including ClearBridge’s Form ADV. The Board considered ClearBridge’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed ClearBridge’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of ClearBridge’s investment and compliance personnel who would be providing services to the Portfolio. The Board also considered, among other things, ClearBridge’s compliance program and its disciplinary history. The Board noted ClearBridge’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the Trust’s Chief Compliance Officer and his staff would be conducting regular, periodic compliance reviews with ClearBridge and presenting reports to the Independent Trustees regarding the same. The compliance reviews would include an evaluation of the regulatory compliance system of ClearBridge and procedures reasonably designed by ClearBridge to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of ClearBridge.

The Board considered ClearBridge’s investment process and philosophy. The Board took into account that ClearBridge’s responsibilities would include the development and maintenance of an investment program for the Portfolio that would be consistent with the Portfolio’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed ClearBridge’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also took into consideration that MetLife Advisers was recommending that, subject to shareholder approval, the Portfolio be merged into the ClearBridge Portfolio on or about April 28, 2014, and that ClearBridge manage the combined portfolio using the investment strategies it currently uses to manage the ClearBridge Portfolio.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by ClearBridge were satisfactory and that there was a reasonable basis on which to conclude that ClearBridge would provide a high quality of investment services to the Portfolio.

Performance. The Board considered the performance of the Portfolio as described in the quarterly reports prepared by management. The Board noted that MetLife Advisers reviews with the Board on a quarterly basis detailed information about each Portfolio’s performance results, portfolio composition and investment strategies. The Board also considered information comparing the performance of the Portfolio with the ClearBridge Portfolio along with information about the performance of the ClearBridge Portfolio that had been provided at the August 20-21, 2013 meeting in connection with the quarterly review of Trust’s subadvisers. The Board noted that the Portfolio underperformed its benchmark, the Russell 1000

Growth Index, for the trailing six-month and one-, three- , and five-year periods ending June 30, 2013. The Board also noted that the Portfolio performed below the median of its peer group for the trailing six-month and one- , three- , and five-year periods ending June 30, 2013. The Board considered the performance of the ClearBridge Portfolio. Among other data relating specifically to the ClearBridge Portfolio, the Board noted that the ClearBridge Portfolio had outperformed the Portfolio for the trailing six-month and one-, three-, and five-year periods ended June 30, 2013. The Board noted that the ClearBridge Portfolio had also outperformed its benchmark, the Russell 3000 Growth Index, for the same periods. The Board also noted that the ClearBridge Portfolio performed above the median of its peer group for the trailing six-month and one- , three- , and five-year periods ending June 30, 2013. The Trustees took into account that the portfolio managers who managed the ClearBridge Portfolio were expected to manage the Portfolio. In addition, the Trustees took into consideration the differences in principal investment strategies between the Portfolio and the ClearBridge Portfolio. Based on its review, the Board concluded that the replacement of Janus by ClearBridge was appropriate given the comparative performance records of the Portfolio and ClearBridge Portfolio.

Fees and expenses. The Board considered the proposed subadvisory fee payable under the New Subadvisory Agreement. The Board noted that the rate of compensation in the New Subadvisory Agreement’s fee schedule is lower at current asset levels than the rate of compensation MetLife Advisers pays to Janus for managing the Portfolio under the Previous Subadvisory Agreement. The Board also noted that the proposed subadvisory fee for the Portfolio would be paid by MetLife Advisers, not the Portfolio, out of the management fee and that MetLife Advisers has contractually agreed to waive a portion of the management fees until April 30, 2014. It was further noted that MetLife Advisers negotiated the subadvisory fee at arm’s length.

Profitability. In considering the anticipated profitability to ClearBridge and its affiliates of their relationship with the Portfolio, the Board took into account that the rate of compensation provided in the New Subadvisory Agreement’s fee schedule at current asset levels is lower than the rate of compensation in the Previous Subadvisory Agreement’s fee schedule. The Board noted that the proposed subadvisory fee under the New Subadvisory Agreement would be paid by MetLife Advisers, not the Portfolio, out of the management fee that it would receive under the Management Agreement with the Trust. The Board also relied on the ability of MetLife Advisers to negotiate the New Subadvisory Agreement and the fee thereunder at arm’s length. In comparing the Portfolio’s proposed subadvisory fee to that of comparable funds, the Board noted that the fee was below the median of the Portfolio’s peer group.

Economies of scale. The Board also considered the effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the Portfolio’s management fee and the proposed subadvisory fee contained breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board noted that if the Portfolio’s assets increase over time, the Portfolio may realize economies of scale if assets increase proportionally more than certain other fixed expenses. The Board also took into account that, in connection with the anticipated merger of the Portfolio into the ClearBridge Portfolio, ClearBridge had agreed through April 30, 2014, to aggregate the assets of the Portfolio and the ClearBridge Portfolio for purposes of calculating its subadvisory fee, which was expected to reduce the fee payable to ClearBridge. The Board noted that any savings from this fee reduction would be passed on to the Portfolio in the form of a contractual management fee waiver. However, the Board placed more reliance on the fact that the New Subadvisory Agreement was negotiated at arm’s length and that the proposed subadvisory fee would be paid by MetLife Advisers rather than on ClearBridge’s anticipated profitability. The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable.

Other factors. The Board considered other benefits that may be realized by ClearBridge and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to ClearBridge and its affiliates by virtue of ClearBridge’s relationship to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the anticipated commitment of ClearBridge to the Portfolio.

The Board took into account the expected transaction costs to the Portfolio of the change in subadviser and concluded that the potential benefits from changing subadvisers outweighed those costs. The Board took into account that ClearBridge has agreed to reimburse the Portfolio for the mailing and proxy costs associated with the subadvisor change and the anticipated merger of the Portfolio into the ClearBridge Portfolio. The Board also took into consideration that MetLife Advisers had agreed to waive a portion of its management fee beginning on November 1, 2013 through April 30, 2014.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and ClearBridge’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and ClearBridge in connection with the services to be provided to the Trust and the various relationships and affiliations of ClearBridge, such as the conflicts arising from ClearBridge’s and its affiliates’ management of proprietary mutual funds and personal trading transactions by employees of ClearBridge and its affiliates. The Board considered the procedures for monitoring and managing such potential conflicts, as well as reviewed ClearBridge’s internal compliance structure.

Conclusion. In considering the approval of the New Subadvisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the New Subadvisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the New Subadvisory Agreement with respect to the Portfolio.

IV. The Subadviser

CLEARBRIDGE INVESTMENTS, LLC, 620 8th Avenue, New York, New York 10018, is the subadviser to the Portfolio. ClearBridge is an investment adviser that succeeded the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Assets under management by ClearBridge were approximately $80.2 billion as of September 30, 2013. ClearBridge is a direct, wholly-owned subsidiary of Legg Mason, Inc. Legg Mason, Inc. is located at 100 International Drive, Baltimore, Maryland 21202.

The following individuals are jointly responsible for managing the Portfolio:

•

Richard Freeman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Freeman has managed the ClearBridge Aggressive Growth Fund, Inc. on which the ClearBridge Portfolio is modeled since its inception in 1983 and has more than 37 years of investment experience.

•	Evan Bauman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Bauman has been with the organization since 1996 and has over 17 years of investment experience.

Following is a list of the directors and principal executive officers of ClearBridge and their principal occupations. The address of each person listed is 620 8th Avenue, New York, New York 10018.

Name	Principal Occupation at ClearBridge
Terrence J. Murphy	President, Chief Executive Officer and Chief Operating Officer and Director
Peter H. Nachtwey	Director
Jeffrey A. Nattans	Director
Barbara Brooke Manning	General Counsel and Chief Compliance Officer
Cynthia K. List	Chief Financial Officer
Harry D. Cohen	Co-Chief Investment Officer
Scott K. Glasser	Co-Chief Investment Officer

ClearBridge acts as investment adviser or subadviser to the following other mutual funds that have investment objectives similar to those of the Portfolio.

Name of Comparable Fund	AS OF SEPTEMBER 30, 2013
	Fee Schedule (as a % of average daily net assets)	Account Type	Assets under Management
ClearBridge Aggressive Growth Portfolio*	0.35% First $500 million 0.30% Next $1.5 billion 0.25% Over $2 billion	Non-Proprietary Fund	$1,890,466,256

AXA Premier VIP Trust Multimanager Aggressive Equity Portfolio	0.35% First $500 million 0.30% Next $1.5 billion 0.25% Over $2 billion	Non-Proprietary Fund	$105,264,787

ClearBridge Aggressive Growth Fund	0.5250% First $1 billion 0.5075% Next $1 billion 0.4900% Next $3 billion 0.4725% Next $5 billion 0.4550% Over $10 billion	Proprietary Fund	$8,165,733,080

ClearBridge Variable Aggressive Growth Portfolio	0.5250% First $1 billion 0.5075% Next $1 billion 0.4900% Next $3 billion 0.4725% Next $5 billion 0.4550% Over $10 billion	Proprietary Fund	$795,678,553

Legg Mason ClearBridge US Aggressive Growth Fund (Offshore Fund)	0.554% on all assets[1]	Proprietary Fund	$1,141,742,295

Note: The ClearBridge sub-advisory fee structure is shown for the proprietary funds listed in the table above.

[1]	Represents the rate for fiscal year-to-date through November 2013.

*	The fee schedule for the ClearBridge Aggressive Growth Portfolio was amended as shown below and has an effective date of November 1, 2013:

0.35% First $500 million

0.30% Next $1.35 billion

0.25% Next $150 million

0.20% Over $2 billion

V. Changes in the Portfolio’s Investment Style and Changes in the Portfolio’s Risks

Under ClearBridge’s management, the investment objective of the Portfolio has not changed and remains capital appreciation. The principal investment strategies of the Portfolio after the subadviser change remained similar, but there are some differences. Both before and after the change in subadviser, the Portfolio invested, under normal circumstances, in common stocks of companies that the subadviser believes have the potential for capital growth. Like Janus, ClearBridge analyzes individual companies to select common stocks for the Portfolio that it believes would experience growth in earnings. Although the principal investment strategies that ClearBridge uses to manage the Portfolio are similar to those used by Janus, there are some differences. Under Janus, the Portfolio invested, under normal circumstances, in a core group of 20-40 common stocks, primarily large size companies, selected for their growth potential. In contrast, under ClearBridge’s management, the Portfolio invests, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. Furthermore, under ClearBridge’s management, the Portfolio is able to invest in the securities of large, well-known companies that offer prospects of long-term earnings growth, and emerging growth companies that have passed their “start up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. In addition, under Janus’ management, the Portfolio could invest without limit in foreign securities, but typically held no more than 30% of its net assets in such securities, some of which could include emerging market securities. In contrast, under ClearBridge, the Portfolio is able to invest only up to 25% of its net assets in foreign securities, which also may include investments in emerging markets, and the Portfolio is able to invest directly in foreign issuers or indirectly through depositary receipts. Finally, Janus used the Russell 1000 Growth Index as the benchmark of the Portfolio. Under ClearBridge’s management, the Russell 3000 Growth Index replaced the Russell 1000 Growth Index as the primary benchmark of the Portfolio in order to more precisely reflect the market in which the Portfolio invests.

Under ClearBridge’s management, the principal risks of the Portfolio have changed. Focused investment risk, which is a risk that the Portfolio’s performance will be more susceptible to any economic, market, political or regulatory occurrence affecting a single market, industry or sector, is now a principal risk.

VI. Portfolio Transactions

Subject to the supervision and control of MetLife Advisers and the Trustees of the Trust, ClearBridge is responsible for decisions to buy and sell securities for the Portfolio’s account and for the placement of the Portfolio’s portfolio transactions and the negotiation of commissions paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter generally referred to as the underwriter’s concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

ClearBridge is responsible for effecting portfolio transactions and will do so in a manner it deems fair and reasonable to the Portfolio and not according to any formula. It is ClearBridge’s policy to seek best execution when executing transactions on behalf of clients. Best execution consists of obtaining the most favorable result, considering the full range of services provided within the current parameters of the market. Best execution is not necessarily measured by the circumstances surrounding a single transaction but may be measured over time through multiple transactions.

In selecting broker-dealers to execute securities transactions, ClearBridge considers the difficulty of the trade and other market-related factors that may influence trading costs, such as the liquidity of the security being traded and the size of the transaction. Criteria ClearBridge considers include whether a broker-dealer is willing to commit capital, counterparty risk, the broker-dealer’s record of timely and proper delivery of securities and payment for trades, and the broker-dealer’s expertise in the types of securities traded. ClearBridge also considers the value of research services provided by broker-dealers, as described below. Alternative execution services venues (such as electronic communications networks, crossing networks, direct market access, algorithmic trading, and program trading) are also utilized to seek best execution.

When more than one firm is believed to meet ClearBridge criteria for selecting broker-dealers, preference may be given to brokers that provide the Portfolio or ClearBridge with brokerage and research services within the meaning of Section 28(e) of the Exchange Act. In doing so, the Portfolio may pay higher commission rates than the lowest available when ClearBridge believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Generally, because research provided by a broker must be analyzed and reviewed, its receipt and use may not reduce expenses but may benefit the Portfolio or other accounts managed by ClearBridge by supplementing ClearBridge’s research.

The Board has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct MetLife Advisers to cause ClearBridge to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement (“Directed Brokerage”). The Trustees will review the levels of Directed Brokerage for the Portfolio on a quarterly basis.

For the year ended December 31, 2012, the Portfolio paid $355,170 in brokerage commissions. No portion of the Portfolio’s brokerage commissions were paid to affiliated brokers during the year ended December 31, 2012.

VII. Portfolio’s Ownership Information

As of the Record Date, the total number of Class A, Class B, and Class E shares of the Portfolio outstanding were 7,464,956.029, 5,737,848.194, and 460,841.575, respectively.

Metropolitan Life Insurance Company, a New York life insurance company (“MetLife”), and its affiliates (individually an “Insurance Company” and collectively the “Insurance Companies”), are the record owners, through their separate accounts, of all of the Portfolio’s shares.

As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the shares of beneficial interest of the Portfolio. To the Trust’s knowledge, no person, as of the Record Date, was entitled to give voting instructions to an Insurance Company with respect to 5% or more of the Portfolio’s shares.

Exhibit 1

INVESTMENT SUBADVISORY AGREEMENT

AGREEMENT made this 1st day of November, 2013, by and between ClearBridge Investments, LLC, a Delaware limited liability company (the “Subadviser”), and MetLife Advisers, LLC, a Delaware limited liability company (the “Adviser”).

WHEREAS, the Adviser serves as investment manager of Met Investors Series Trust (the “Trust”), a Delaware statutory trust which has filed a registration statement (the “Registration Statement”) under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933, as amended (the “1933 Act”) pursuant to a management agreement dated December 8, 2000, as amended from time to time (the “Management Agreement”); and

WHEREAS, the Trust is comprised of several separate investment portfolios, one of which is the ClearBridge Aggressive Growth Portfolio II (the “Portfolio”); and

WHEREAS, the Adviser desires to avail itself of the services, information, advice, assistance and facilities of an investment adviser to assist the Adviser in performing investment advisory services for the portion of the Portfolio’s assets allocated to the Subadviser, as determined from time to time by the Adviser, and the Subadviser is willing to render such services; and

WHEREAS, the Subadviser is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Adviser.

NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

1. Employment of the Subadviser. The Adviser hereby employs the Subadviser, subject to the supervision of the Adviser to manage the investment and reinvestment of the assets of the Portfolio, subject to the control and direction of the Board of Trustees, for the period and on the terms hereinafter set forth. The Subadviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Subadviser acknowledges that such appointment as investment subadviser to the Trust may be limited to those Portfolio assets allocated to the Subadviser by the Adviser, which may be changed from time to time at the sole discretion of the Adviser. References to “the Portfolio” in this Agreement shall refer to those Trust assets allocated to the Subadviser by the Adviser. The Subadviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Portfolio or contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its management of the assets of the Portfolio and in such instances such do so only for this limited purpose as Adviser’s and the Trust’s agent and attorney-in-fact. Subadviser shall negotiate all futures agreements, options agreements, ISDA Master Agreements, Credit Support Annexes, and other contracts and agreements related to derivatives transactions and holdings in the Portfolio (“Derivatives Related Agreements”).

Copies of the Trust’s Registration Statement, Articles of Incorporation or Declaration of Trust, as applicable, and Bylaws (the Trust’ Articles of Incorporation or Declaration of Trust, as applicable, and Bylaws are collectively referred to herein as the “Charter Documents”), each as currently in effect, have been or will be delivered to the Subadviser. The Adviser agrees, on an ongoing basis, to notify the Subadviser of each change in the fundamental and non-fundamental investment policies and restrictions of the Portfolio as promptly as practicable and to provide to the Subadviser as promptly as practicable copies of all amendments and supplements to the Registration Statement and amendments to the Charter Documents. The Adviser will promptly provide the Subadviser with any procedures applicable to the Subadviser adopted from time to time by the Trust’s Board of Trustees and agrees to promptly provide the Subadviser copies of all amendments thereto.

The Adviser shall timely furnish the Subadviser with such additional information as may be reasonably requested by the Subadviser to perform its responsibilities pursuant to this Agreement. The Adviser shall reasonably cooperate with the Subadviser in setting up and maintaining brokerage accounts, futures accounts, and other accounts the Subadviser deems advisable to allow for the purchase or sale of various forms of securities and other financial instruments pursuant to this Agreement.

2. Obligations of and Services to be Provided by the Subadviser. The Subadviser undertakes to provide the following services to the Portfolio and to assume the following obligations:

a.	The Subadviser shall manage the investment and reinvestment of the portfolio assets of the Portfolio, all without prior consultation with the Adviser, subject to and in accordance with:

i.	the investment objective, policies and restrictions of the Portfolio set forth in the Trust’s Registration Statement and the Charter Documents, as such Registration Statement and Charter Documents may be amended from time to time;

ii.	the requirements applicable to registered investment companies under applicable laws and those requirements applicable to both regulated investment companies and segregated asset accounts under Subchapter M of the Code including but not limited to, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

iii.	any written instructions , policies and guidelines which the Adviser or the Trust’s Board of Trustees may issue from time-to-time, all as from time to time in effect; and

iv.	with all applicable provisions of law, including without limitation all applicable provisions of the 1940 Act the rules and regulations thereunder and the interpretive opinions thereof of the staff of the Securities and Exchange Commission (“SEC”) (“SEC Positions”).

b.	In furtherance of and subject to the foregoing, the Subadviser shall make all determinations with respect to the purchase and sale of portfolio securities and other financial instruments and shall take such action necessary to implement the same.

c.	The Subadviser shall render such reports to the Trust’s Board of Trustees, the Adviser and the Adviser’s administrator as they may reasonably request from time to time concerning the investment activities of the Portfolio, including without limitation all material as reasonably may be requested by the Trustees of the Trust pursuant to Section 15(c) of the 1940 Act, and agrees to review the Portfolio and discuss the management of the Portfolio with representatives or agents of the Trust’s Board of Trustees, the Adviser and the administrator at their reasonable request.

d.	Unless the Adviser gives the Subadviser written instructions to the contrary, the Subadviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Portfolio’s shareholders, timely direct the Portfolio’s custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held by the Portfolio.

e.	Absent instructions from the Adviser to the contrary and to the extent provided in the Trust’s Registration Statement, as such Registration Statement may be amended from time to time, the Subadviser shall, in the name of the Portfolio, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select, including affiliates of the Subadviser provided such orders comply with Rule 17e-1 (or any successor or other relevant regulations) under the 1940 Act.

f.

To the extent consistent with applicable law and then current SEC Positions and absent instructions from the Adviser to the contrary, purchase or sell orders for the Portfolio may be aggregated with contemporaneous purchase or sell orders of other clients of the

Subadviser. In the selection of brokers or dealers or other execution agents and the placing of orders for the purchase and sale of portfolio investments for the Portfolio, the Subadviser shall seek to obtain for the Portfolio the best execution available. In using its best efforts to obtain for the Portfolio the best execution available, the Subadviser, bearing in mind the Portfolio’s best interests at all times, shall consider all factors it deems relevant, including by way of illustration, breadth of the market in the security; price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; the reputation, experience, execution capability, and financial stability of the broker or dealer involved; and the quality of service rendered by the broker or dealer in other transactions. Subject to such policies as the Board of the Trust and Adviser may determine and applicable law, including any relevant SEC Positions, the Subadviser may cause the Portfolio to pay a broker or dealer that provides brokerage and research services to the Subadviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker- or dealer would have charged for effecting that transaction, if the Subadviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Subadviser’s overall responsibilities with respect to the Portfolio and to other clients of the Subadviser as to which the Subadviser exercises investment discretion.

g.	Subject to seeking the most favorable price and execution, the Board of Trustees or the Adviser may direct the Subadviser to effect transactions in portfolio securities and other financial instruments through broker-dealers in a manner that will help generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment. To the extent the Subadviser is directed to use only the specified brokers for the Portfolio, the Trust may pay higher commissions or other transaction costs or greater spreads, or receive less favorable net prices, on transactions for the Portfolio than would otherwise be the case if the Subadviser used other or multiple brokers.

h.

In connection with the placement of orders for the execution of the portfolio transactions of the Portfolio, the Subadviser shall create and maintain all necessary records pertaining to the purchase and sale of securities and other financial instruments by the Subadviser on behalf of the Portfolio in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the SEC, the Trust, the Adviser or any person retained by the Trust at all reasonable times. The Subadviser will furnish copies of such records to the Adviser or the Trust within a reasonable time after receipt of a request from either the Adviser or the Trust. Where applicable, such records shall be maintained by the Subadviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

i.	In accordance with Rule 206(4)-7 under the Advisers Act, the Subadviser has adopted and implemented written policies and procedures reasonably designed to prevent violation of the Advisers Act and any rules thereunder by the Subadviser and its supervised persons. Further, the Subadviser reviews and shall continue to review, at least annually, its written policies and procedures and the effectiveness of their implementation and shall designate an individual (who is a supervised person) who is responsible for administering such policies and procedures.

j.	The Subadviser shall:

i.	Comply with the Trust’s written compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act;

ii.	Promptly provide to the Adviser copies of its annual compliance review report (or a summary of the process and findings), as well as copies of such items as third-party compliance audits;

iii.	Notify the Adviser promptly of any contact from the SEC or other regulators or a Self-Regulatory Organization (“SRO”) (such as an examination, inquiry, investigation, institution of a proceeding, etc.) relating directly or indirectly to the Portfolio or that would have a material impact on the Subadviser’s asset management business; and

iv.	Notify the Adviser promptly of any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) relating directly or indirectly to the Portfolio, the Trust, the Adviser or the Subadviser of which it is aware and actions taken in response to issues or items raised by the SEC, an SRO or other regulators.

k.	The Subadviser shall (1) maintain procedures regarding the use of derivatives, and (2) provide such certifications and reports regarding the use of derivatives, including with respect to asset segregation, as may be reasonably requested by the Trust or the Adviser.

l.	The Subadviser shall bear its expenses of providing services pursuant to this Agreement, but shall not be obligated to pay any expenses of the Adviser, the Trust, or the Portfolio, including without limitation: (1) interest and taxes; (2) brokerage commissions and other costs in connection with the purchase or sale of securities or other financial instruments for the Portfolio; and (3) custodian fees and expenses.

m.	The Subadviser shall, as part of a complete portfolio compliance testing program, perform quarterly diversification testing of the Portfolio under

Section 817(h) of the Code. The Subadviser shall provide timely notice each calendar quarter that such diversification was satisfied or if not satisfied, that corrections were made within 30 days of the end of the calendar quarter. Adviser acknowledges that such testing and quarterly notice will be limited to the assets of the Portfolio managed by Subadviser, including any assets managed by Subadviser and held by the Portfolio’s wholly-owned subsidiary (the “Subsidiary”), but will not include assets and liabilities reflected on the books and records of the Portfolio but that are not managed by Subadviser. The Subadviser shall be responsible for expenses relating to the printing and mailing of any prospectus supplement, exclusive of annual updates, required solely as a result of actions taken by the Subadviser, including but not limited to, portfolio manager changes or disclosure changes requested by the Subadviser that affect the investment objective, principal investment strategies, principal investment risks and portfolio management sections of the Registration Statement.

n.	The Subadviser shall be responsible for the preparation and filing of Schedules 13D and 13G and Forms 13F (as well as other filings triggered by ownership in securities and other investments under other applicable laws, rules and regulations) on behalf of the Portfolio.

o.	The Subadviser shall provide assistance in determining the fair value of all securities and other investments/assets in the Portfolio as necessary, and, use reasonable efforts to arrange for the provision of valuation information or a price(s) from a party(ies) independent of the Subadviser for each security or other investment/asset in the Portfolio for which market prices are not readily available or not reliable.

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The Subadviser will notify the Trust and the Adviser of (i) any assignment of this Agreement or change of control of the Subadviser, as applicable, and (ii) any changes in the key personnel who are either the portfolio manager(s) of the Portfolio or senior management of the Subadviser, in each case prior to or promptly after, such change. The Subadviser agrees to bear all reasonable expenses of the Trust, if any, arising out of any assignment by, or change in control of the Subadviser and any changes in the key personnel who are either the portfolio manager(s) of the Portfolio or senior management of the Subadviser. In the case of an assignment of this Agreement or a change in control, such expenses are agreed to include reimbursement of reasonable costs associated with preparing, printing and mailing information statements to existing shareholders of the Portfolio. In the case of changes in key personnel, such expenses are agreed to include reimbursement of reasonable costs associated with preparing, printing and mailing any supplements to the prospectus to existing shareholders of the Portfolio if such changes involve personnel who are either the portfolio manager(s) of the Portfolio or senior management of the Subadviser identified in the prospectus or Statement of Additional Information.

q.	The Subadviser may, but is not obligated to, combine or “batch” orders for client portfolios to obtain best execution, to negotiate more favorable commission rates or to allocate equitably among the Subadviser’s clients differences in prices and commissions or other transaction costs that might have been obtained had such orders been placed independently. Under this procedure, transactions will be averaged as to price and transaction costs and typically will be allocated among the Subadviser’s clients in proportion to the purchase and sale orders placed for each client account on any given day. If the Subadviser cannot obtain execution on all the combined orders at prices or for transaction costs that the Subadviser believes are desirable, the Subadviser will allocate the securities the Subadviser does buy or sell as part of the combined orders by following the Subadviser’s order allocation procedures.

r.	In accordance with Rule 17a-10 under the 1940 Act and any other applicable law, the Subadviser shall not consult with any other subadviser to the Portfolio or any subadviser to any other portfolio of the Trust or to any other investment company or investment company series for which the Adviser serves as investment adviser concerning transactions of the Portfolio in securities or other assets, other than for purposes of complying with conditions of paragraphs (a) and (b) of Rule 12d3-1 under the 1940 Act.

3. Compensation of the Subadviser. In consideration of services rendered pursuant to this Agreement, the Adviser will pay the Subadviser a fee at the annual rate set forth in Schedule A hereto. Such compensation shall be payable monthly in arrears or at such other intervals, not less frequently than quarterly, as the Adviser is paid by the Portfolio pursuant to the Management Agreement. If the Subadviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Subadviser, the value of the Portfolio’s net assets allocated to the Subadviser by the Adviser shall be computed at the times and in the manner specified in the Trust’s Registration Statement.

4. Activities of the Subadviser. The services of the Subadviser hereunder are not to be deemed exclusive, and the Subadviser shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired and except as the Subadviser and the Adviser may otherwise agree from time to time in writing before or after the date hereof.

The Subadviser shall be subject to a written code of ethics adopted by it that conforms to the requirements of Rule 204A-1 of the Advisers Act and Rule 17j-1(b) of the 1940 Act.

5. Use of Names. The Subadviser hereby consents to the Portfolio being named the ClearBridge Aggressive Growth Portfolio II. The Adviser shall not use the name “ClearBridge” and any of the other names of the Subadviser or its affiliated companies and any derivative or logo or trade or service mark thereof, or disclose information related to the business of the Subadviser or any of its affiliates in any prospectus, sales literature or other material relating to the Trust in any manner not approved prior thereto by the Subadviser; provided, however, that the Subadviser shall approve all uses of its name and that of its affiliates which merely refer in accurate terms to its appointment hereunder or which are required by the SEC or a state securities commission; and provided, further, that in no event shall such approval be unreasonably withheld. The Subadviser shall not use the name of the Trust, the Adviser or any of their affiliates in any material relating to the Subadviser in any manner not approved prior thereto by the Adviser; provided, however, that the Adviser shall approve all uses of its or the Trust’s name which merely refer in accurate terms to the appointment of the Subadviser hereunder or which are required by the SEC or a state securities commission; and, provided, further, that in no event shall such approval be unreasonably withheld.

The Adviser recognizes that from time to time directors, officers and employees of the Subadviser may serve as directors, trustees, partners, officers and employees of other corporations, business trusts, partnerships or other entities (including other investment companies) and that such other entities may include the name “ClearBridge” or any derivative or abbreviation thereof as part of their name, and that the Subadviser or its affiliates may enter into investment advisory, administration or other agreements with such other entities.

6. Liability and Indemnification.

a.

Except as may otherwise be provided by the 1940 Act or any other applicable law, the Subadviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser or the Trust as a result of any error of judgment or mistake of law by the Subadviser with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Subadviser for, and the Subadviser shall indemnify and hold harmless the Trust, the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act ) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the 1940 Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Subadviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Registration Statement, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Subadviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Subadviser Indemnitees (as defined below) for use therein.

b.	Except as may otherwise be provided by the 1940 Act or any other applicable law, the Adviser and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Subadviser as a result of any error of judgment or mistake of law by the Adviser with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Subadviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Subadviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Subadviser Indemnitees may become subject under the 1933 Act, the 1940 Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Registration Statement, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Subadviser by an Adviser Indemnitee for use therein.

7. Limitation of Trust’s Liability. The Subadviser acknowledges that it has received notice of and accepts the limitations upon the Trust’s liability set forth in the Trust’s Charter Documents. The Subadviser agrees that any of the Trust’s obligations shall be limited to the assets of the Portfolio and that the Subadviser shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trustee, officer, employee or agent of or other series of the Trust.

8. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2014 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance as to the Portfolio is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Trust’s Board of Trustees; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party. This Agreement may be terminated as to the Portfolio at any time, without payment of any penalty, by the Trust’s Board of Trustees, by the Adviser, or by a vote of the majority of the outstanding voting securities of the Portfolio upon 60 days’ prior written notice to the Subadviser, or by the Subadviser upon 90 days’ prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment, except as otherwise provided by any rule of, or action by, the SEC. The terms “assignment” and “vote of a majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act and the rules, regulations and interpretations thereunder. This Agreement may be amended by written instrument at any time by the Subadviser and the Adviser, subject to approval by the Trust’s Board of Trustees and, if required by applicable SEC rules, regulations, or orders, a vote of a majority of the Portfolio’s outstanding voting securities.

9. Confidential Relationship. Any information and advice furnished by any party to this Agreement to the other party or parties shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. All information disclosed as required by law, rule or regulation shall nonetheless continue to be deemed confidential.

The Adviser and Subadviser hereby consents to the disclosure to third parties of (i) investment results and other data of the Adviser, the Subadviser or the Portfolio in connection with providing composite investment results of the Subadviser and (ii) investments and transactions of the Adviser, the Subadviser or the Portfolio in connection with providing composite information of clients of the Subadviser.

10. Cooperation with Regulatory Authorities. The parties to this Agreement each agree to cooperate in a reasonable manner with each other in the event that any of them should become involved in a legal, administrative, judicial or regulatory action, claim, or suit as a result of performing its obligations under this Agreement.

11. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

12. Custodian. The Portfolio assets shall be maintained in the custody of its custodian. Any assets added to the Portfolio shall be delivered directly to such custodian. The Subadviser shall provide timely instructions directly to the custodian, in the manner and form as required by the agreement between the Trust and the custodian in effect from time to time (including with respect to exchange offerings and other corporate actions) necessary to effect the investment and reinvestment of the Portfolio’s assets. Any assets added to the Portfolio shall be delivered directly to the custodian. The Subadviser shall provide to the Adviser a list of the persons whom the Subadviser wishes to have authorized to give written and/or oral instructions to custodians of assets of the Portfolio.

13. Notices. All notices hereunder shall be provided in writing, by facsimile or by e-mail. Notices shall be deemed given if delivered in person or by messenger, certified mail with return receipt, or by a reputable overnight delivery service that provides evidence of receipt to the parties; upon receipt if sent by facsimile; or upon read receipt or reply if delivered by e-mail, at the following addresses:

If to Trust:	Met Investors Series Trust 501 Boylston Street Boston, Massachusetts 02116 Attn: Jeffrey L. Bernier jbernier@metlife.com (e-mail)

If to Adviser:	MetLife Advisers, LLC 501 Boylston Street Boston, Massachusetts 02116 Attn: Jeffrey L. Bernier

If to Subadviser:	ClearBridge Investments, LLC 620 8th Avenue, 48th Fl New York, New York 10018 Attn: Terrence J. Murphy

With a copy to:	ClearBridge Investments, LLC 620 8th Avenue, 48th Fl New York, New York 10018 Attn: Barbara Brooke Manning, Esq.

14. Information. The Adviser hereby acknowledges that it and the Trustees of the Trust have been provided with a copy of Part II of the Subadviser’s Form ADV.

15. Miscellaneous. The Trust is an intended third-party beneficiary of this Agreement. This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Delaware and the applicable provisions of the 1940 Act. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties.

IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

METLIFE ADVISERS, LLC

BY:	/S/ JEFFREY L. BERNIER
Jeffrey L. Bernier Senior Vice President

CLEARBRIDGE INVESTMENTS, LLC

BY:	/S/ BARBARA BROOKE MANNING
Barbara Brooke Manning General Counsel, CCO

SCHEDULE A

Percentage of average daily net assets of the Portfolio

assets allocated to the Subadviser by the Adviser

0.350% on first $500 million

0.300% on next $1,350 million

0.250% on next $150 million

0.200% on amounts over $2 billion

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets and Assumption of Liabilities of

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II

(formerly, Janus Forty Portfolio)

a series of

MET INVESTORS SERIES TRUST

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

(800) 638-7732

By and In Exchange For Shares of

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

a series of

MET INVESTORS SERIES TRUST

This Statement of Additional Information, dated December 26, 2013, relating specifically to the proposed transfer of the assets and liabilities of the ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio) (“Acquired Portfolio”), a series of Met Investors Series Trust (“MIST”), to the ClearBridge Aggressive Growth Portfolio (“Acquiring Portfolio”), another series of MIST, in exchange for Class A, Class B, and Class E shares of the Acquiring Portfolio (to be issued to holders of Class A, Class B, and Class E shares of the Acquired Portfolio), consists of the information set forth below pertaining to the Acquired Portfolio and the Acquiring Portfolio and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1)	Statement of Additional Information of MIST relating to the Acquired Portfolio and the Acquiring Portfolio dated April 29, 2013, as amended (SEC File No. 811-10183);

(2)	Annual Report of MIST relating to the Acquired Portfolio, for the year ended December 31, 2012 (SEC File No. 811-10183);

(3)	Annual Report of MIST relating to the Acquiring Portfolio for the year ended December 31, 2012 (SEC File No. 811-10183);

(4)	Semiannual Report of MIST relating to the Acquired Portfolio for the six-month period ended June 30, 2013 (SEC File No. 811-10183);

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(5)	Semiannual Report of MIST relating to the Acquiring Portfolio for the six-month period ended June 30, 2013 (SEC File No. 811-10183); and

(6)	Pro forma financial information as of June 30, 2013.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of the Acquired Portfolio and the Acquiring Portfolio dated December 26, 2013. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to MIST at the telephone number or address set forth above.

Pro Forma Financial Information for the Period Ending June 30, 2013.

The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of Met Investors Series Trust ClearBridge Aggressive Growth Portfolio and Met Investors Series Trust Clearbridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio) dated December 31, 2012 and June 30, 2013, respectively, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2013 is intended to present ratios and supplemental data as if the Reorganization of the Met Investors Series Trust Clearbridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio), (the “Acquired Portfolio”) into the Met Investors Series Trust ClearBridge Aggressive Growth Portfolio (the “Acquiring Portfolio” and, the Acquiring Portfolio together with the Acquired Portfolio, the “Portfolios”) had been consummated at July 1, 2012. The Reorganization is intended to consolidate the Acquired Portfolio with a similar fund advised by MetLife Advisers, LLC. The Acquired Portfolio and the Acquiring Portfolio are sub-advised by ClearBridge Investments, LLC.

The Portfolios have the same fund recordkeeping services agent, investment adviser, administrator, fund accounting agent and custodian. Each of such service providers has entered into an agreement with each Portfolio, which governs the provision of services to that Portfolio. Such agreements contain the same terms with respect to each Portfolio except for the investment advisory contracts. The Acquired Portfolio’s advisory fee is 0.65% on the first $1 billion of average daily net assets and 0.60% on amounts in excess of $1 billion of average daily net assets. The Acquiring Portfolio’s advisory fee is 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million of average daily net assets, 0.55% on the next $1 billion of average daily net assets and 0.50% on amounts in excess of $2 billion of average daily net assets.

As of June 30, 2013, the net assets of (i) the Acquired Portfolio were $1,977,045,656 and (ii) the Acquiring Portfolio were $1,777,742,220. The net assets

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of the combined portfolio as of June 30, 2013 would have been $3,754,787,876 on a pro forma basis. The Acquiring Portfolio after the Reorganization’s net asset value per share assumes the increase of shares of the Acquiring Portfolio at June 30, 2013 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets, as of June 30, 2013 of the Acquired Portfolio of $1,456,528,406, Class A, and net asset value of the Acquiring Portfolio of $11.32 for Class A. Shares of the Acquiring Portfolio were increased by 128,668,587 for Class A in exchange for Class A shares of the Acquired Portfolio. The amount of increased shares was calculated based on the net assets, as of June 30, 2013 of the Acquired Portfolio of $480,633,477, Class B, and net asset value of the Acquiring Portfolio of $11.07 for Class B. Shares of the Acquiring Portfolio were increased by 43,417,658 for Class B in exchange for Class B shares of the Acquired Portfolio. The amount of increased shares was calculated based on the net assets, as of June 30, 2013 of the Acquired Portfolio of $39,883,773, Class E, and net asset value of the Acquiring Portfolio of $11.17 for Class E. Shares of the Acquiring Portfolio were increased by 3,570,615 for Class E in exchange for Class E shares of the Acquired Portfolio.

On a pro forma basis for the twelve months ended June 30, 2013, the proposed reorganization would result in a decrease of $2,076,702 in the investment advisory fees charged, a decrease in advisory waiver of $215,755 and a decrease in other operating expenses (including custody fees and audit fees) of $160,050 on a pro forma basis for the twelve months ended June 30, 2013.

The Acquired Portfolio’s net annual portfolio operating expenses were 0.64%, 0.89%, and 0.79% for Class A, Class B and Class E, respectively, as of June 30, 2013. The Acquiring Portfolio’s net annual portfolio operating expenses were 0.63%, 0.88%, and 0.78% for Class A, Class B and Class E, respectively, as of June 30, 2013. As a result of the reorganization the Acquiring Portfolio’s pro forma operating expenses are expected to be 0.57%, 0.82%, and 0.72% for Class A, Class B and Class E, respectively.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.

Securities held by the Acquired Portfolio may have to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio.

The Reorganization is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Portfolio or their shareholders as a result of the Reorganization. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Acquired Portfolio will be the same as the aggregate tax basis the shareholders of the Acquired Portfolio held in their shares of the Acquired Portfolio immediately before the Reorganization.

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Accounting Survivor. The Acquiring Portfolio is deemed to be the “accounting survivor” in connection with the Reorganization.

Cost of Reorganization. The cost of the reorganization and proxy solicitation will not be paid by either of the Portfolios.

Capital Loss Carryforwards. The net realized capital loss carryforwards for federal income tax purposes of $27,899,566 in the Acquired Portfolio at December 31, 2012 may be utilized to offset future capital gains until expiration in December 2017.

Net realized capital loss carryforwards for federal income tax purposes of $345,332,542, $659,613,130, $130,530,096 and $13,900,212 in the Acquiring Portfolio at December 31, 2012 may be utilized to offset future capital gains until expiration in December 2015, December 2016, December 2017 and December 2018, respectively.

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